MASSMUTUAL PARTICIPATION INVESTORS

                               2001 ANNUAL REPORT










G R O W T H

S T R E N G T H

D I V E R S I T Y

















[LOGO]

                                              MASSMUTUAL PARTICIPATION INVESTORS







INVESTMENT OBJECTIVE AND POLICY

The Trust's investment objective is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation, by investing primarily in a portfolio of privately placed fixed-income securities, at least half of which normally include equity features. The Trust will also invest in publicly-traded securities, again with emphasis on those with equity features, and in convertible preferred stocks. Equity related issues provide the opportunity to realize capital gains, which, if realized, will be reinvested in income-producing securities, permitting the Trust to increase its future dividend payments.

The Trust is managed on a total return basis. Based on change in net asset value with reinvested dividends for periods ended December 31, 2001, the Trust was ranked #5 for the five-year period out of 297 funds and #2 for the ten-year period out of 147 funds among the closed-end bond funds tracked by Lipper, Inc. Dividends are paid to shareholders quarterly in January, May, August and November. The Trust intends to distribute nearly all of its net income to shareholders each year. All registered shareholders are automatically enrolled in the Dividend Reinvestment and Cash Purchase Plan unless cash distributions are requested.

In this report you will find a complete listing of the Trust's holdings. We encourage you to read this section carefully for a better understanding of the Trust. We cordially invite all shareholders to attend the MassMutual Participation Investors Annual Meeting of Shareholders, which will be held on April 19, 2002 at 1:00 p.m. in Springfield, Massachusetts.

          Massmutual Participation Investors is a closed-end investment company,
[PHOTO] first offered to the public over a decade ago and is listed on the New York Stock Exchange.

                 [PHOTO OF ROBERT E. JOYAL AND STUART H. REESE]

          Robert E. Joyal, CFA               Stuart H. Reese, CFA
          President                          Chairman


ACCUMULATED VALUE OF $100 REINVESTED IN MASSMUTUAL PARTICIPATION INVESTORS VS. THE AVERAGE OF STOCKS AND BONDS


                        Value of $100 invested 01/01/91

                           [LINE GRAPH APPEARS HERE]

                                      Year


MassMutual Participation Investors (1)

S&P Industrial Index (2)

25% S&P Industrial Index and
75% Lehman Brothers Government/
Credit Bond Index

Lehman Brothers Government/
Credit Bond Index (3)

1 The Trust's return reflects change in the net asset value per share assuming reinvestment of all distributions. Past performance is no indicator of future results.

2 The S&P Industrial Index is a capitalization-weighted index of stocks designed to measure the performance of the industrial sector of the Standard and Poor's 500 Index(R)(the S&P 500 Index(R)minus financials, utilities and transportation stocks). The index does not incur expenses and cannot be purchased directly by investors.

3 The Lehman Brothers Government/Credit Bond Index (formerly Lehman Brothers Government/Corporate Bond Index) is an unmanaged measure of major U.S. Government and investment grade corporate bonds with more than one year remaining until the scheduled payment of principal. The index does not incur expenses and cannot be purchased directly by investors.

                                              MASSMUTUAL PARTICIPATION INVESTORS

TO OUR SHAREHOLDERS

I am pleased to share with you MassMutual Participation Investors' (the "Trust") Annual Report covering the year ended December 31, 2001. This past year is one that will be imbedded in our consciousness for a great many years. In addition to the events of September 11th that touched all of our lives, 2001 was a challenging year at every level. The American economy softened through the year as unemployment rose, corporate performance was weak and the stock market continued to lose value. The Federal Reserve Board, led by Chairman Alan Greenspan, attempted to solidify the economy by lowering rates 11 times throughout the year; but their action was to no avail. By early August, the S&P 500 had already lost more than 7% for the year. The events of September 11 solidified a downturn that was already in place. On the positive side, the reduction in rates more than compensated for increasing credit concerns and resulted in the Lehman Brothers Government/Credit Bond Index increasing 8.5% in 2001.

The tough market environment had a significant impact on Initial Public Offerings (IPOs). The market for IPOs was white hot in 1999 and early 2000, led by technology issues. In the year 2000, 386 companies went public, raising roughly $60 billion as a whole. But then the Internet bubble burst. A severely weakened NASDAQ soured the market for new issues in 2001. IPO activity dropped by two thirds, as only 111 companies went public in 2001.

The leveraged-buyout activity dropped considerably during 2001. The number of transactions decreased by 50% to 171, representing a volume of $10 billion, which was down 75% from the previous year. The deals that closed in this market typically required more equity than in previous years, as lenders reduced the amount of leverage that they were willing to accept.

The year closed with the NASDAQ down by 21.1%, the S&P 500 down 11.9% and the Dow Jones Industrial Average down 5.4% for the year. Investors heaved a collective sigh of relief, and hoped the new year would bring better news.

This past year brought home to us the core investment thesis that we believe is critical to the success of the Trust: investing in companies that

          The Trust's total rate of return for the year, as measured by the change in the net asset value with reinvested dividends, amounted to
[PHOTO] 3.4%. This compares favorably to the average of the S&P 500 at a negative 11.9% and the Lehman Brothers Government/Credit Bond Index at 8.5%.

Total Annual Return (as of 12/31 each year)

                                   1997      1998      1999      2000      2001
                                   ----      ----      ----      ----      ----

MassMutual                         24.10     10.91     4.77      8.11      3.41
Participation Investors
(Based on earnings
and change in net
asset value)

S&P Industrial                     31.04     33.77    25.89    -16.26    -11.67
Index

Lehman Brothers                     9.75      9.46    -2.15     11.84      8.50
Government/Credit Bond Index*

*Formerly Lehman Brothers Government/Corporate Bond Index


[PHOTO OF STEPHEN L. KUHN, CLIFFORD M. NOREEN & CHARLES C. MCCOBB]
Left to right: Stephen L. Kuhn, Vice President and Secretary; Clifford M. Noreen, Vice President; Charles C. McCobb, CFA, Vice President and Chief Financial Officer


offer a strong fundamental business proposition, that demonstrate good cash flow, and are managed by people of high ethics who are talented, experienced managers. We look to invest in the everyday products and services that will always be important, regardless of the economic climate.

Over time, we expect the Trust's return to be positioned in-between the returns that are produced by the bond and stock markets. The Trust's total rate of return for the year, as measured by the change in the net asset value with reinvested dividends, amounted to 3.4%. This compares favorably to the average of the S&P 500 at a negative 11.9% and the Lehman Brothers Government/Credit Bond Index at 8.5%. The Trust's total net assets amounted to $86.1 million at the end of 2001. Dividends totaling $.96 per share ($.24 per quarter) were distributed during the year. The net asset value per share decreased from $9.75 in 2000 to $9.12 in 2001.

While the Trust was able to maintain its $.24 per share quarterly dividend throughout the year, the current dividend level may not be sustainable in 2002. The current normalized quarterly earnings of the Trust are approximately $.21 per share. The decline in earnings is generally attributable to the recent economic environment, which resulted in both a continued decline in interest rates and recessionary conditions adversely impacting the ability of some borrowers to pay their obligations. Portfolio earnings are unlikely to rebound to the $.24 per share level in the near future. This dividend has been maintained in current quarters by the distribution of short-term capital gains, which cannot necessarily be counted on to sustain future distributions.

          This past year brought home to us the core investment thesis that we believe is critical to the success of the Trust: investing in
[PHOTO] companies that offer a strong fundamental business proposition, that demonstrate good cash flow, and are managed by people of high ethics who are talented, experienced managers.

                                              MASSMUTUAL PARTICIPATION INVESTORS

Overall, the Trust closed 13 deals in 2001, including 9 new investments and 4 additions to current positions. Among the new holdings in the portfolio:

o COINING CORPORATION OF AMERICA,
  a manufacturer of close tolerance parts and metal stampings.

o DEXTER MAGNETICS TECHNOLOGIES, INC.,
  a designer, fabricator, assembler and distributor of industrial magnets and subassemblies in North America and Europe.

o DHD HEALTHCARE, INC.,
  a designer, manufacturer and distributor of plastic, non-invasive medical devices used for respiratory care.

o KENAN-ADVANTAGE TRANSPORT COMPANY,
  a transporter of light petroleum, petrochemicals, lubricants and residual fuels.

o PGT INDUSTRIES,
  a manufacturer of residential windows and patio doors and a provider of custom patio rooms and porch enclosures.

You will find details of all the Trust's holdings in the Consolidated Schedule of Investments.

[PHOTO] The Trust will continue its disciplined approach of focusing on investing in companies that offer good value on a risk-adjusted basis.

[PHOTO OF RICHARD E. SPENCER, II, MICHAEL L. KLOFAS, MICHAEL P. HERMSEN & RICHARD C. MORRISON]
Officers of the Trust (left to right): Richard E. Spencer, II, Michael L. Klofas, Michael P. Hermsen, Richard C. Morrison

PREVIEW OF 2002

Although the current economic environment remains challenging, we believe that this is an opportune time to invest for the future. As an example, one of the types of investments that the Trust makes consists of Senior or Subordinated Notes issued by companies that are being purchased in a leveraged-buyout. Leveraged-buyout opportunities have become significantly more conservative during the past year, as sponsors have been required to contribute a higher percentage of equity to the deal resulting in less leverage to the Senior and Subordinated Notes.

The Trust will continue its disciplined approach of focusing on investing in companies that offer good value on a risk-adjusted basis. We believe that our investment approach has provided solid returns in the past and is particularly well suited to do so in this unsettled future.

Sincerely,

/s/ Robert Joyal
-----------------------
Robert Joyal
President

TAX INFORMATION

2001 Dividend Payments   Record Date   Net Investment Income   Short-Term Gains   Tax Effect
--------------------------------------------------------------------------------------------
Regular                    5/8/01             0.2400                  -
                           8/3/01             0.2400                  -
                          10/31/01            0.2400                  -
                          12/31/01            0.2400                  -
--------------------------------------------------------------------------------------------
Total Dividends                               0.9600                  -              $0.96

THE TRUST DID NOT HAVE NET LONG-TERM CAPITAL GAINS IN 2001.

Annual Dividend     Qualified for Dividend Received Deduction*   Interest Earned on Gov't. Obligations
Amount per Share     Percent                Amount per Share      Percent            Amount per Share
------------------------------------------------------------------------------------------------------
    $0.96             3.51938%                   0.033786          0.0000%                0.0000

* Not available to individual shareholders.

FINANCIAL REPORT

      Consolidated Statements of Assets and Liabilities           8

      Consolidated Statements of Operations                       9

      Consolidated Statements of Cash Flows                      10

      Consolidated Statements of Changes in Net Assets           11

      Consolidated Selected Financial Highlights                 12

      Consolidated Schedule of Investments                    13-32

      Notes to Consolidated Financial Statements              33-35

      Interested Trustees                                        36

      Independent Trustees                                       37

      Independent Auditors' Report                               38

MASSMUTUAL PARTICIPATION INVESTORS

Consolidated Statements of Assets and Liabilities

DECEMBER 31, 2001 AND 2000
                                                                                   2001             2000
ASSETS:
Investments
  (See Consolidated Schedule of Investments)
  Corporate restricted securities at fair value
    (Cost 2001 - $108,415,538; 2000 - $108,795,914)                           $  92,135,256    $  96,900,595
  Corporate public securities at market value
    (Cost 2001 - $15,591,639; 2000 - $17,202,460)                                10,473,252       12,852,349
  Short-term securities at cost plus earned discount which
    approximates market value                                                     4,955,535        7,863,378
------------------------------------------------------------------------------------------------------------
                                                                                107,564,043      117,616,322
Cash                                                                              1,467,903          587,230
Interest and dividends receivable, net                                            2,381,721        2,622,561
Receivable for investments sold                                                     136,876        1,181,397
------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                              $ 111,550,543    $ 122,007,510
============================================================================================================

LIABILITIES:
Dividend payable                                                              $   2,266,718    $   7,372,901
Payable for investments purchased                                                   250,000          362,894
Management fee payable                                                              194,009          202,213
Note payable                                                                     12,000,000       12,000,000
Revolving Credit Agreement                                                       10,500,000       10,500,000
Interest payable                                                                    195,165          242,707
Accrued expenses                                                                     52,398           80,640
Accounts payable                                                                          -          298,149
------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                                            25,458,290       31,059,504
------------------------------------------------------------------------------------------------------------

NET ASSETS:
Common shares, par value $.01 per share; an unlimited number authorized              94,447           93,328
Additional paid-in capital                                                       87,375,310       86,248,491
Retained net realized gain on investments, prior years                           19,904,384       19,904,384
Undistributed net investment income                                                 580,884          787,111
Undistributed net realized (loss) gain on investments                              (464,103)         160,122
Net unrealized depreciation of investments                                      (21,398,669)     (16,245,430)
------------------------------------------------------------------------------------------------------------
    TOTAL NET ASSETS                                                             86,092,253       90,948,006
------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES AND NET ASSETS                                          $ 111,550,543    $ 122,007,510
============================================================================================================
COMMON SHARES ISSUED AND OUTSTANDING                                              9,444,657        9,332,786
============================================================================================================
NET ASSET VALUE PER SHARE                                                     $        9.12    $        9.75
============================================================================================================

See Notes to Financial Statements.

MASSMUTUAL PARTICIPATION INVESTORS

Consolidated Statements of Operations

FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
                                                                                   2001             2000
INVESTMENT INCOME:
Interest                                                                      $  10,929,079    $  12,010,100
Dividends                                                                           319,094          191,160
------------------------------------------------------------------------------------------------------------
    TOTAL INCOME                                                                 11,248,173       12,201,260
------------------------------------------------------------------------------------------------------------

EXPENSES:
Management fees                                                                     807,835          920,008
Trustees' fees and expenses                                                          90,122           98,139
Transfer agent/registrar's expenses                                                  17,900           39,200
Interest                                                                          1,335,507        1,565,220
Reports to shareholders                                                              84,100           76,000
Audit and legal                                                                      51,965           41,296
Other                                                                                53,286          121,193
------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES                                                                2,440,715        2,861,056
------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (2001 - $.93 PER SHARE; 2000 - $1.00 PER SHARE)             8,807,458        9,340,204
------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED (LOSS) GAIN ON INVESTMENTS:
Realized (loss) gain on investments                                                (624,225)       5,293,154
Net change in unrealized depreciation of investments                             (5,153,239)      (6,607,502)
------------------------------------------------------------------------------------------------------------
    NET LOSS ON INVESTMENTS                                                      (5,777,464)      (1,314,348)
------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $   3,029,994    $   8,025,856
------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

MASSMUTUAL PARTICIPATION INVESTORS

Consolidated Statements of Cash Flows

FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
                                                                                   2001             2000
NET INCREASE IN CASH:
Cash flows from operating activities:
  Interest and dividends received                                             $  10,584,570    $  10,976,447
  Interest expense paid                                                          (1,383,049)      (1,552,657)
  Operating expenses paid                                                        (1,439,803)      (1,193,037)
  Federal income tax paid                                                                 -         (742,946)
------------------------------------------------------------------------------------------------------------
    NET CASH PROVIDED BY OPERATING ACTIVITIES                                     7,761,718        7,487,807
------------------------------------------------------------------------------------------------------------
Cash flows from investing activities:
  Increase (decrease) in short-term portfolio securities, net                     3,182,782       (1,067,572)
  Purchase of portfolio securities                                              (24,267,421)     (65,687,525)
  Proceeds from disposition of portfolio securities                              27,195,524       72,453,813
------------------------------------------------------------------------------------------------------------
    NET CASH PROVIDED BY INVESTING ACTIVITIES                                     6,110,885        5,698,716
------------------------------------------------------------------------------------------------------------
    NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES                      13,872,603       13,186,523
------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Increase in receipts for shares issued on reinvestment of dividends             1,154,678                -
  Cash dividends paid from net investment income                                 (9,013,576)      (8,976,638)
  Cash dividends paid from net realized gain on investments                      (5,133,032)      (3,809,280)
------------------------------------------------------------------------------------------------------------
    NET CASH USED FOR FINANCING ACTIVITIES                                      (12,991,930)     (12,785,918)
------------------------------------------------------------------------------------------------------------

NET INCREASE IN CASH                                                                880,673          400,605
------------------------------------------------------------------------------------------------------------
Cash - beginning of year                                                            587,230          186,625
============================================================================================================
CASH - END OF YEAR                                                            $   1,467,903    $     587,230

RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET
CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES:
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $   3,029,994    $   8,025,856
------------------------------------------------------------------------------------------------------------
  Decrease in investments                                                        10,052,279        6,919,952
  Decrease (increase) in interest and dividends receivable, net                     240,840         (392,467)
  Decrease (increase) in receivable for investments sold                          1,044,521       (1,102,127)
  (Decrease) increase in payable for investments purchased                         (112,894)         362,894
  Decrease in management fee payable                                                 (8,204)         (16,562)
  (Decrease) increase in interest payable                                           (47,542)          12,563
  (Decrease) increase in accrued expenses                                           (28,242)           5,381
  (Decrease) increase in accounts payable                                          (298,149)         113,979
  Decrease in accrued taxes                                                               -         (742,946)
------------------------------------------------------------------------------------------------------------
    TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS                              10,842,609        5,160,667
------------------------------------------------------------------------------------------------------------
    NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES                   $  13,872,603    $  13,186,523
============================================================================================================

See Notes to Financial Statements.

MASSMUTUAL PARTICIPATION INVESTORS

Consolidated Statements of Changes in Net Assets

FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                   2001             2000
DECREASE IN NET ASSETS:
Operations:
  Net investment income                                                       $   8,807,458    $   9,340,204
  Net realized (loss) gain on investments                                          (624,225)       5,293,154
  Net change in unrealized depreciation of investments                           (5,153,239)      (6,607,502)
------------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                            3,029,994        8,025,856

  Net increase in shares of beneficial interest transactions                      1,154,678                -

Dividends to shareholders from:
  Net investment income (2001 - $.96 per share; 2000 - $.96 per share)           (9,040,425)      (8,959,475)
  Net realized gains on investments (2000 - $.55 per share)                               -       (5,133,031)
------------------------------------------------------------------------------------------------------------
  TOTAL DECREASE IN NET ASSETS                                                   (4,855,753)      (6,066,650)

NET ASSETS, BEGINNING OF YEAR                                                    90,948,006       97,014,656
------------------------------------------------------------------------------------------------------------

NET ASSETS, END OF YEAR (INCLUDING UNDISTRIBUTED NET
  INVESTMENT INCOME IN 2001 - $580,884; 2000 - $787,111)                      $  86,092,253    $  90,948,006
============================================================================================================

See Notes to Financial Statements.

MASSMUTUAL PARTICIPATION INVESTORS

Consolidated Selected Financial Highlights

SELECTED DATA FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING:

                                                                       For the years ended December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                             2001     2000     1999     1998     1997     1996     1995     1994     1993     1992
Net asset value:
  Beginning of year                        $  9.75  $ 10.40  $ 11.33  $ 11.52  $ 10.54  $10.34   $  8.84  $  9.13  $  8.58  $  8.58
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income                         0.93     1.00     0.97     0.97     0.87     0.76     0.73     0.66     0.68     0.69
Net realized and unrealized
  (loss) gain on investments                 (0.61)   (0.14)   (0.53)   (0.02)    1.13     0.42     1.50    (0.30)    0.57     0.07
-----------------------------------------------------------------------------------------------------------------------------------

Total from investment operations              0.32     0.86     0.44     0.95     2.00     1.18     2.23     0.36     1.25     0.76
-----------------------------------------------------------------------------------------------------------------------------------

Dividends from net investment
  income to common shareholders              (0.96)   (0.96)   (0.96)   (0.96)   (0.83)   (0.78)   (0.73)   (0.65)   (0.69)   (0.69)

Distributions for net realized gain on
  investments to common shareholders             -    (0.55)   (0.41)   (0.18)   (0.19)   (0.20)       -        -        -    (0.07)

Distributions from return of capital to
  common shareholders                            -        -        -        -        -        -        -        -    (0.01)       -

Change from issuance of shares                0.01        -        -        -        -        -        -        -        -        -
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                          (0.95)   (1.51)   (1.37)   (1.14)   (1.02)   (0.98)   (0.73)   (0.65)   (0.70)   (0.76)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value: End of year               $  9.12  $  9.75  $ 10.40  $ 11.33  $ 11.52  $ 10.54  $ 10.34  $ 8.84   $  9.13  $  8.58
-----------------------------------------------------------------------------------------------------------------------------------
Per share market value: End of year        $  9.10  $ 10.94  $ 10.25  $ 12.00  $ 11.63  $  9.25  $  9.13  $ 7.38   $  8.00  $  7.38
===================================================================================================================================

Total investment return
  Market value                             (8.02)%   22.91%  (2.30)%   15.82%   43.05%   15.40%   34.65%    0.35%   17.67%  (6.33)%
  Net asset value                            3.41%    8.11%    4.77%   10.91%   24.10%   14.60%   26.11%    4.02%   15.01%    9.11%

Net assets (in millions):
  End of period                            $ 86.09  $ 90.95  $ 97.01  $105.20  $106.16  $ 97.15  $ 95.29  $ 81.43  $ 84.11  $ 79.05

Ratio of operating expenses
  to average net assets                      1.22%    1.28%    1.25%    1.16%    1.12%    1.11%    1.28%    1.25%    1.26%    1.26%

Ratio of interest expense
  to average net assets                      1.47%    1.54%    1.38%    1.35%    0.93%    0.85%    0.43%        -        -        -

Ratio of total expenses
  to average net assets                      2.69%    2.82%    2.63%    2.51%    2.05%    1.96%    1.71%    1.25%    1.26%    1.26%

Ratio of net investment income
  to average net assets                      9.70%    9.20%    8.70%    8.16%    7.59%    7.18%    7.56%    7.30%    7.66%    7.89%

Portfolio turnover                          21.58%   55.97%   66.17%   54.53%   70.88%   68.48%   59.27%   51.42%   34.28%   36.04%

See Notes to Financial Statements.

MassMutual Participation Investors

Consolidated Schedule of Investments

DECEMBER 31, 2001

                                                             Shares, Units
                                                          Warrants, Ownership       Acquisition                          Fair Value
Corporate Restricted Securities - 107.02%: (A)            or Principal Amount          Date                Cost          At 12/31/01
------------------------------------------------------------------------------------------------------------------------------------
Private Placement Investments - 101.44%
ADORN, INC.
A manufacturer of wall panels, cabinets, moldings and countertops for houses and recreational vehicles.
12.5% Subordinated Note due 2010                             $ 1,125,000              2/29/00         $     979,768   $   1,114,087
Warrant, exercisable until 2010, to purchase
  common stock at $.02 per share (B)                            192 shs.              2/29/00               162,931          19,651
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,142,699       1,133,738
------------------------------------------------------------------------------------------------------------------------------------

ADVENTURE ENTERTAINMENT CORPORATION
An owner and operator of themed family entertainment centers.
19% Senior Subordinated Note due 2004 (B)                    $   103,524              12/9/99               103,524          10,353
7% Redeemable Preferred Stock                                      1,093             10/31/97             1,004,006               -
Warrant, exercisable until 2005, to purchase
  common stock at $.01 per share (B)                          3,222 shs.             10/31/97                12,495               -
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,120,025          10,353
------------------------------------------------------------------------------------------------------------------------------------

ALPHA SHIRT COMPANY
A domestic distributor of imprintable apparel and other related items.

12% Senior Subordinated Note due 2007                        $ 1,684,300              4/30/99             1,499,465       1,717,144
Common Stock (B)                                                561 shs.              4/30/99               561,150         246,432
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                            305 shs.              4/30/99               235,802         134,005
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          2,296,417       2,097,581
------------------------------------------------------------------------------------------------------------------------------------

AMERICA'S BODY CO., INC. / LCP HOLDING CO.
A designer and manufacturer of commercial work vehicles.

12% Senior Subordinated Note due 2007                        $ 1,750,000              11/2/98             1,554,044       1,615,950
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                             29 shs.              11/2/98               256,667          48,278
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,810,711       1,664,228
------------------------------------------------------------------------------------------------------------------------------------

BETA BRANDS, INC. - T.S.E.
A manufacturer of hard candy and chocolate-coated products sold primarily to the Canadian market.

Senior Secured Revolving Credit Note due 2005                $   362,430             12/23/97               362,430         362,430
Senior Secured Tranche A Floating Rate Note due 2004         $ 1,250,849                    *             1,250,849         705,529
17.75% Senior Secured Tranche B Note due 2005                $   433,967             12/23/97               433,967         240,168
Limited Partnership Interest of CM Equity Partners (B)        3.13% int.             12/22/97               391,941           3,934
Warrant, exercisable until 2005, to purchase
  common stock at $.81 per share (B)                        107,267 shs.             12/23/97                     -           1,073
------------------------------------------------------------------------------------------------------------------------------------
*12/23/97 and 1/31/99.                                                                                    2,439,187       1,313,134
------------------------------------------------------------------------------------------------------------------------------------

MassMutual Participation Investors

Consolidated Schedule of Investments

DECEMBER 31, 2001

                                                             Shares, Units
                                                          Warrants, Ownership       Acquisition                         Fair Value
Corporate Restricted Securities:(A) continued             or Principal Amount          Date                Cost          At 12/31/01
------------------------------------------------------------------------------------------------------------------------------------
BETTER MINERALS & AGGREGATES
A producer of high grade industrial and specialty silica sands.

14% Redeemable Preferred Stock                                  435 shs.              9/30/99         $     265,848   $     255,946
Redeemable Preferred Stock Series A (B)                      20,999 shs.             12/19/96               194,435         165,271
Convertible Preferred Stock Series B, convertible
  into Series B common stock at $9.26 per share (B)          41,998 shs.             12/19/96               388,865         330,541
Common Stock (B)                                             10,013 shs.              9/30/99               399,505         339,579
Warrants, exercisable until 2005 and 2010, to
  purchase Series A and B preferred stock and
  common stock at $.01 per unit (B)                           5,700 shs.                    *                64,246              57
------------------------------------------------------------------------------------------------------------------------------------
*12/19/96 and 9/30/99.                                                                                    1,312,899       1,091,394
------------------------------------------------------------------------------------------------------------------------------------

C & K MANUFACTURING AND SALES COMPANY
A manufacturer and distributor of branded packaging and supply products.

Senior Secured Floating Rate Revolving Credit
  Facility due 2002                                          $   326,122              8/29/96               326,122          65,224
Senior Secured Series A Floating Rate Term Note due 2002     $ 1,080,304              8/29/96             1,080,304         216,061
12% Series B Term Note due 2004                              $   238,001              8/29/96               232,677          47,600
Membership Interests (B)                                      2.81% int.              8/29/96                62,750               -
Warrant, exercisable until 2004, to purchase
  membership interests at $.01 per interest (B)                  18 int.              8/29/96                13,300               -
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,715,153         328,885
------------------------------------------------------------------------------------------------------------------------------------

CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for both the retail and food service markets.

8% Junior Subordinated Convertible Note due 2004,
  convertible into partnership points at $1,388.89 per point $    54,054              9/29/95                54,054         263,507
Warrant, exercisable until 2006, to purchase
  partnership points at $.01 per point (B)                       19 pts.              9/29/95                25,130         148,227
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             79,184         411,734
------------------------------------------------------------------------------------------------------------------------------------

CAPESUCCESS LLC
A provider of diversified staffing services.

Preferred Membership Interests (B)                              806 int.              4/29/00                 3,598           3,238
Common Membership Interests                                  10,421 int.              4/29/00                46,640          41,843
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             50,238          45,081
------------------------------------------------------------------------------------------------------------------------------------

CAPITOL SPECIALTY PLASTICS, INC.
A producer of dessicant stripes used for packaging pharmaceuticals products.

Common Stock (B)                                                 55 shs.                    *                   252             201
------------------------------------------------------------------------------------------------------------------------------------
*12/30/97 and 5/29/99.
------------------------------------------------------------------------------------------------------------------------------------

14

MassMutual Participation Investors

Consolidated Schedule of Investments

DECEMBER 31, 2001

                                                             Shares, Units
                                                          Warrants, Ownership       Acquisition                          Fair Value
Corporate Restricted Securities:(A) continued             or Principal Amount          Date                Cost          At 12/31/01
------------------------------------------------------------------------------------------------------------------------------------
CHAPARRAL RESOURCES, INC. - O.T.C.
An international oil and gas exploration and production company.

Common Stock (B)                                                 41 shs.              12/3/97         $       1,599   $          56
------------------------------------------------------------------------------------------------------------------------------------

COINING CORPORATION OF AMERICA
A manufacturer of close tolerance parts and metal stampings.

Senior Secured Floating Rate Tranche A Note due 2008         $   820,988              6/26/01               820,988         815,487
12% Senior Secured Tranche B Note due 2008                   $   370,370              6/26/01               326,993         373,851
Limited Partnership Interest (B)                                185 shs.              6/26/01               185,185         148,148
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                         61,163 shs.              6/26/01                45,370             612
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,378,536       1,338,098
------------------------------------------------------------------------------------------------------------------------------------

COLIBRI HOLDINGS CORPORATION
A manufacturer and distributor of wild bird feeders and accessories.

12.5% Senior Subordinated Note due 2008                      $   843,750              9/22/00               715,447         788,991
28% Preferred Stock                                              38 shs.              11/2/01                37,500          36,289
Common Stock (B)                                                756 shs.              9/22/00               281,250         253,124
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                            446 shs.              9/22/00               140,625               4
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,174,822       1,078,408
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER PRODUCT ENTERPRISES, INC.
A manufacturer of colored acrylic felt for consumer use.

Senior Secured Floating Rate Revolving Credit Note due 2003  $   371,042              12/8/95               371,042         185,521
10.75% Senior Secured Term Note due 2003                     $   306,887              12/8/95               306,887         153,444
12% Senior Subordinated Note due 2005                        $   400,287              12/8/95               388,210         100,072
Common Stock (B)                                             92,280 shs.              12/8/95                92,280               -
Warrant, exercisable until 2005, to purchase
  common stock at $.01 per share (B)                         69,210 shs.              12/8/95                25,426               -
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,183,845         439,037
------------------------------------------------------------------------------------------------------------------------------------

CONTICO INTERNATIONAL, INC.
A developer, manufacturer and marketer of consumer, commercial and industrial plastic products.

12% Senior Subordinated Note due 2003                        $   200,000              3/23/93               200,000         203,700
------------------------------------------------------------------------------------------------------------------------------------

CORVEST GROUP, INC.
A manufacturer and distributor of promotional products.

12% Senior Subordinated Note due 2007                        $ 2,045,455                    *             1,924,544       2,005,160
Common Stock (B)                                                 30 shs.                    *                51,136           5,573
Limited Partnership Interest (B)                             10.23% int.                    *               152,366         114,274
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                             97 shs.                    *               157,343          18,207
------------------------------------------------------------------------------------------------------------------------------------
*3/5/99 and 3/24/99.                                                                                      2,285,389       2,143,214
------------------------------------------------------------------------------------------------------------------------------------

MassMutual Participation Investors

Consolidated Schedule of Investments

DECEMBER 31, 2001

                                                             Shares, Units
                                                          Warrants, Ownership       Acquisition                          Fair Value
Corporate Restricted Securities:(A) continued             or Principal Amount          Date                Cost          At 12/31/01
------------------------------------------------------------------------------------------------------------------------------------
DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler, and distributor of industrial magnets and subassemblies in North America and Europe.

12% Senior Subordinated Note due 2006                        $   815,217              7/19/01         $     689,389   $     811,304
Common Stock (B)                                                310 shs.              7/19/01               309,783         278,802
Warrant, exercisable until 2006, to purchase
  common stock at $.01 per share (B)                            157 shs.              7/19/01               132,677               2
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,131,849       1,090,108
------------------------------------------------------------------------------------------------------------------------------------

DHD HEALTHCARE, INC.
A designer, manufacturer, and distributor of plastic, non-invasive medical devices used for respiratory care.

Senior Secured Floating Rate Tranche A Note due 2008         $   796,875               2/8/01               796,875         785,958
12% Senior Secured Tranche B Note due 2009                   $   328,125               2/8/01               281,250         321,727
Limited Partnership Interest of Riverside Capital
  Appreciation Fund III, L.P. (B)                             1.56% int.               2/8/01                93,656          74,925
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                            530 shs.               2/8/01                46,875               5
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,218,656       1,182,615
------------------------------------------------------------------------------------------------------------------------------------

DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name automotive security systems, audio products, and installation accessories.

12% Senior Subordinated Note due 2007                        $ 1,776,307             12/22/99             1,592,320       1,831,018
8% Convertible Class B Subordinated
Promissory Note due 2008                                     $    39,474             12/22/99                39,474          39,608
Class B Common Stock (B)                                     13,816 shs.             12/22/99               138,157         124,342
Limited Partnership Interest                                  4.61% int.             12/22/99               280,610         252,551
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                         23,958 shs.             12/22/99               219,078             240
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          2,269,639       2,247,759
------------------------------------------------------------------------------------------------------------------------------------

DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment maintenance services and temporary production labor to industrial customers.

Membership Interests of MM / Lincap
Diversco Investments Ltd. LLC (B)                             1.74% int.              8/27/98               366,495               -
Preferred Stock (B)                                           1,639 shs.             12/14/01             1,392,067         655,600
Common Stock (B)                                              4,862 shs.             12/14/01                     -               -
Warrants, exercisable until 2003 & 2011, to purchase
  common stock of DHI Holdings, Inc. at $.01 per share (B)    1,814 shs.                    *               201,655               -
------------------------------------------------------------------------------------------------------------------------------------
*10/24/96 and 8/28/98.                                                                                    1,960,217         655,600
------------------------------------------------------------------------------------------------------------------------------------

EAST RIVER VENTURES I, L.P.
An acquirer of controlling or substantial interests in other entities.

Limited Partnership Interest                                  8,043 int.               1/1/01                 8,043           7,239
------------------------------------------------------------------------------------------------------------------------------------

16

MassMutual Participation Investors

Consolidated Schedule of Investments

DECEMBER 31, 2001

                                                             Shares, Units
                                                          Warrants, Ownership       Acquisition                          Fair Value
Corporate Restricted Securities:(A) continued             or Principal Amount          Date                Cost          At 12/31/01
------------------------------------------------------------------------------------------------------------------------------------
ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural medicines and nutritional supplements.

12% Senior Subordinated Note due 2009                        $   843,750              3/30/00         $     711,507   $     830,081
Limited Partnership Interest (B)                              0.76% int.              3/30/00               281,250         253,125
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                            253 shs.              3/30/00               135,000               3
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,127,757       1,083,209
------------------------------------------------------------------------------------------------------------------------------------

EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control center systems.

Senior Secured Tranche A Floating Rate Note due 2005         $   542,900               3/2/98               542,900         528,676
8.85% Senior Secured Tranche A Note due 2005                 $   542,900               3/2/98               542,900         511,900
11.75% Senior Secured Tranche B Note due 2006                $   350,000               3/2/98               313,690         345,310
Senior Secured Floating Rate Revolving Credit
  Facility due 2005                                          $   120,000               3/2/98               120,000         116,544
Common Stock (B)                                             13,524 shs.              2/11/98                47,691          38,153
Limited Partnership Interest of CM Equity Partners (B)       63,525 int.              2/11/98                63,627          50,820
Warrant, exercisable until 2006, to purchase
  common stock at $.01 per share (B)                         17,391 shs.               3/2/98                56,000             174
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,686,808       1,591,577
------------------------------------------------------------------------------------------------------------------------------------

EVOLVE SOFTWARE, INC.
A provider of Internet-based end-to-end solutions for automating professional services organizations.

Common Stock (B)                                                 44 shs.              4/20/01                   185              15
------------------------------------------------------------------------------------------------------------------------------------

EXAMINATION MANAGEMENT SERVICES, INC.
A national full-service evidence provider to the insurance industry and a provider of occupational health testing.

12% Senior Subordinated Note due 2007                        $ 1,116,867              3/16/99             1,045,633       1,014,562
Limited Partnership Interest (B)                              2.79% int.               3/2/99             1,133,133         906,506
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                         40,888 shs.              3/16/99                93,072             409
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          2,271,838       1,921,477
------------------------------------------------------------------------------------------------------------------------------------

FAIRMARKET, INC.
A developer and deliverer of e-business selling and marketing solutions for retailer, distributors, and manufacturers.

Common Stock (B)                                                 54 shs.              4/20/01                    92              54
------------------------------------------------------------------------------------------------------------------------------------

FASTENERS FOR RETAIL, INC.
A designer and marketer of low-cost fasteners for point of purchase displays and signage in retail environments.

12.5% Senior Subordinated Note due 2007                       $1,932,000             12/22/99             1,725,198       2,009,280
Class B Common Stock (B)                                        318 shs.             12/22/99               318,000         254,400
Warrant, exercisable until 2007, to purchase
  common stock at $.02 per share (B)                            312 shs.             12/22/99               245,034               3
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          2,288,232       2,263,683
------------------------------------------------------------------------------------------------------------------------------------

MassMutual Participation Investors

Consolidated Schedule of Investments

DECEMBER 31, 2001

                                                             Shares, Units
                                                          Warrants, Ownership       Acquisition                          Fair Value
Corporate Restricted Securities:(A) continued             or Principal Amount          Date                Cost          At 12/31/01
------------------------------------------------------------------------------------------------------------------------------------
G C-SUN HOLDINGS, L.P.
A value-added national distributor of maintenance, repair and operating supplies such as fasteners, electrical components and tools.

12% Senior Subordinated Note due 2008                        $   920,000               3/2/00         $     759,190   $     868,848
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                            469 shs.               3/2/00               185,220          37,912
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            944,410         906,760
------------------------------------------------------------------------------------------------------------------------------------

GRAND EXPEDITIONS, INC.
A luxury travel tour operation provider.

15% Senior Subordinated Note due 2010 (B)                    $ 1,125,000              6/21/01               591,600         675,000
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                          5,304 shs.              6/21/01               533,400              53
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,125,000         675,053
------------------------------------------------------------------------------------------------------------------------------------

HAMILTON FUNERAL SERVICES CENTERS, INC.
The largest privately held owner and operator of funeral homes in the United States.

16.5% Senior Subordinated Note due 2007                      $ 2,028,031                    *             2,086,337       1,043,169
Warrant, exercisable until 2007, to purchase
  common stock at $1 per share (B)                          196,421 shs.                    *                28,131               -
------------------------------------------------------------------------------------------------------------------------------------
*1/25/99 and 7/16/99.                                                                                     2,114,468       1,043,169
------------------------------------------------------------------------------------------------------------------------------------

HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in manufacturing and marketing entities.

Series A Preferred Units (B)                                 25,000 uts.              7/21/94               128,511         175,000
------------------------------------------------------------------------------------------------------------------------------------

HUSSEY SEATING COMPANY
A manufacturer of spectator seating products.

Senior Secured Floating Rate Revolving Note due 2006         $   641,250              6/12/96               641,250         416,300
Senior Secured Floating Rate Note due 2006                   $   601,875                    *               601,875         390,737
Preferred Stock                                               6,750 shs.               8/3/01               611,605         202,500
Warrant, exercisable until 2006, to purchase
  common stock at $.01 per share (B)                          4,347 shs.                   **               112,500               -
------------------------------------------------------------------------------------------------------------------------------------
*6/12/96 and 6/11/99.                                                                                     1,967,230       1,009,537
------------------------------------------------------------------------------------------------------------------------------------
**6/12/96 and 1/19/00.
------------------------------------------------------------------------------------------------------------------------------------

IBEAM BROADCASTING CORPORATION
A provider of an Internet broadcast network that delivers streaming media with viewing and listening quality.

Common Stock (B)                                                116 shs.              4/20/01                   594               3
------------------------------------------------------------------------------------------------------------------------------------

IMMEDIENT CORPORATION
A provider of diversified staffing services.

Common Stock (B)                                              2,938 shs.              4/29/00                16,156          14,543
------------------------------------------------------------------------------------------------------------------------------------

18

MassMutual Participation Investors

Consolidated Schedule of Investments

DECEMBER 31, 2001

                                                             Shares, Units
                                                          Warrants, Ownership       Acquisition                          Fair Value
Corporate Restricted Securities:(A) continued             or Principal Amount          Date                Cost          At 12/31/01
------------------------------------------------------------------------------------------------------------------------------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network systems for the industrial and office environments.

11% Senior Secured Note due 2007                             $ 1,090,990               6/1/00         $   1,090,990   $   1,056,077
Common Stock (B)                                                130 shs.               6/1/00               149,500         119,600
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,240,490       1,175,677
------------------------------------------------------------------------------------------------------------------------------------

JACKSON PRODUCTS, INC.
A manufacturer and distributor of a variety of industrial and highway safety products.

Common Stock (B)                                                113 shs.              8/16/95                11,311          27,428
Warrant, exercisable until 2005, to purchase
  common stock at $.01 per share (B)                            521 shs.              8/16/95                52,052         126,160
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             63,363         153,588
------------------------------------------------------------------------------------------------------------------------------------

JASON, INC.
A diversified manufacturing company serving various industrial markets.

13% Senior Subordinated Note due 2008                        $   510,187               8/4/00               454,885         494,370
14% Cumulative Redeemable Preferred Stock Series A              153 shs.               8/4/00               153,119         146,383
Limited Partnership Interest of Saw Mill Capital
  Fund II, L.P. (B)                                           1.33% int.               8/3/00               469,350         375,621
Warrants, exercisable until 2008 and 2009, to purchase
  common stock at $.01 per share (B)                         26,931 shs.               8/4/00                61,101          11,392
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,138,455       1,027,766
------------------------------------------------------------------------------------------------------------------------------------

KAPPLER SAFETY GROUP, INC.
A manufacturer of protective apparel for the industrial/safety, clean room and healthcare markets.

Warrant, exercisable until 2004, to purchase
  common stock at $.01 per share (B)                         28,717 shs.              12/2/96               166,700               -
------------------------------------------------------------------------------------------------------------------------------------

KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns, kits and notions to consumers.

Senior Secured Floating Rate Tranche A Note due 2007         $   697,162              6/16/00               697,162         689,842
12% Senior Secured Tranche B Note due 2008                   $   314,509              6/16/00               291,440         315,327
Limited Partnership Interest of Riverside XVI Holding
  Company, L.P. (B)                                           3.02% int.              6/12/00               235,936         213,947
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                            633 shs.              6/12/00                26,209               6
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,250,747       1,219,122
------------------------------------------------------------------------------------------------------------------------------------

KENAN-ADVANTAGE TRANSPORT COMPANY
A transporter of light petroleum, petrochemicals, lubricants, and residual fuels.

12.5% Senior Subordinated Note due 2009                      $   962,170              4/30/01               962,170         963,036
Preferred Stock (B)                                             163 shs.              4/30/01               163,000         130,400
Warrant, exercisable until 2009, to purchase
common stock at $.01 per share (B)                              142 shs.              4/30/01                     7               1
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,125,177       1,093,437
------------------------------------------------------------------------------------------------------------------------------------

MassMutual Participation Investors

Consolidated Schedule of Investments

DECEMBER 31, 2001

                                                             Shares, Units
                                                          Warrants, Ownership       Acquisition                          Fair Value
Corporate Restricted Securities:(A) continued             or Principal Amount          Date                Cost          At 12/31/01
------------------------------------------------------------------------------------------------------------------------------------
LANCASTER LABORATORIES, INC.
One of the largest laboratory testing operations in the United States.

12% Senior Subordinated Note due 2007                        $   883,929              9/25/00         $     719,023   $     876,416
Common Stock (B)                                            241,071 shs.              9/25/00               241,071         216,964
Warrant, exercisable until 2007, to purchase
 common stock at $.01 per share (B)                         214,668 shs.              9/25/00               184,420           2,147
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,144,514       1,095,527
------------------------------------------------------------------------------------------------------------------------------------

LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external accessories for new and used sport utility vehicles, trucks and vans.

12.5% Senior Subordinated Note due 2006                      $ 2,036,000                    *             1,783,106       1,884,522
Common Stock (B)                                             30,571 shs.                    *               213,998           6,359
Warrant, exercisable until 2006, to purchase
  common stock at $.11 per share (B)                         57,402 shs.                    *               318,838           6,888
------------------------------------------------------------------------------------------------------------------------------------
*12/23/98 and 1/28/99.                                                                                    2,315,942       1,897,769
------------------------------------------------------------------------------------------------------------------------------------

MAGNETIC DATA TECHNOLOGIES, INC./MDT HOLDINGS LLC
A provider of post-sales and warranty repair services to electronic component manufacturers.

12% Senior Subordinated Note due 2007                        $ 1,600,000               4/8/99             1,316,633       1,194,240
Limited Partnership Interest of MDT Holdings LLC (B)          2.47% int.               4/8/99               651,000          65,100
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                        394,534 shs.               4/8/99               357,486           3,945
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          2,325,119       1,263,285
------------------------------------------------------------------------------------------------------------------------------------

MAXTEC INTERNATIONAL CORP.
A manufacturer and distributor of remote control operating systems for overhead cranes.

Senior Floating Rate Revolving Credit Facility due 2002      $   230,773              6/28/95               230,773         228,488
Common Stock (B)                                             38,462 shs.              6/28/95               115,386         103,848
Warrant, exercisable until 2005, to purchase
  common stock at $.01 per share (B)                         19,795 shs.              6/28/95                85,714             198
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            431,873         332,534
------------------------------------------------------------------------------------------------------------------------------------

MERIT INDUSTRIES, INC.
A designer and manufacturer of coin-operated video and dart games.

12% Senior Subordinated Note due 2006                        $ 1,398,262              8/19/98             1,334,890       1,257,038
Limited Partnership Interest of
Riverside X Holding Company, L.P. (B)                         3.15% int.                    *               787,518         551,229
Warrant, exercisable until 2006, to purchase
  limited partnership interest at $.01 per share (B)            927 int.              8/19/98                92,706               9
------------------------------------------------------------------------------------------------------------------------------------
*8/12/98, 8/11/99 and 3/3/00.                                                                             2,215,114       1,808,276
------------------------------------------------------------------------------------------------------------------------------------

20

MassMutual Participation Investors

Consolidated Schedule of Investments

DECEMBER 31, 2001

                                                             Shares, Units
                                                          Warrants, Ownership       Acquisition                          Fair Value
Corporate Restricted Securities:(A) continued             or Principal Amount          Date                Cost          At 12/31/01
------------------------------------------------------------------------------------------------------------------------------------
MOSS, INC.
A manufacturer and distributor of large display and exhibit structures.

Senior Secured Floating Rate Revolving Note due 2005         $   105,710              9/21/00         $     105,710   $      61,163
Senior Secured Tranche A Floating Rate Note due 2007         $   768,800              9/21/00               768,800         346,498
12% Senior Secured Tranche B Note due 2008                   $   240,250              9/21/00               219,397         170,674
Limited Partnership Interest of
Riverside Capital Appreciation Fund I, L.P. (B)               3.56% int.              9/20/00               106,847          53,425
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                            264 shs.              9/21/00                23,064               3
------------------------------------------------------------------------------------------------------------------------------------
1,223,818 631,763
------------------------------------------------------------------------------------------------------------------------------------

NEXELL THERAPEUTICS, INC.
A provider of cell therapy technology to the medical community.

3% Cumulative Convertible Preferred Stock Series B,           2,250 shs.             11/24/99             2,250,000       2,244,600
due 2008, convertible into common stock at $2.75 per share
Warrant, exercisable until 2008, to purchase
  common stock at $12 per share (B)                         107,143 shs.             11/24/99                     -           1,071
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          2,250,000       2,245,671
------------------------------------------------------------------------------------------------------------------------------------

NPC, INC.
A manufacturer of flexible connectors and equipment used in the installation of sewers and storm drain pipelines.

Senior Secured Floating Rate Revolving Note due 2006         $   142,372              6/25/99               142,372         135,838
Senior Secured Floating Rate Note due 2006                   $ 1,576,271              6/25/99             1,576,271       1,529,929
12% Senior Secured Tranche B Note due 2007                   $   559,322              6/25/99               494,079         532,419
Limited Partnership Interest of Riverside XIII Holding
  Company, L.P.                                               2.54% int.              6/11/99               194,966         147,368
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                            115 shs.              6/25/99                81,356               1
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          2,489,044       2,345,555
------------------------------------------------------------------------------------------------------------------------------------

OLYMPIC BOAT CENTERS, INC.
An operator of boat dealerships in Washington state, Wisconsin, Minnesota, and British Columbia.

12% Senior Subordinated Note due 2006                        $ 1,387,000               8/7/98             1,268,327       1,313,489
12% Senior Subordinated Note due 2008                        $   244,154               2/9/00               218,161         235,047
Limited Partnership Interest of Riverside VIII Holding
  Company, L.P. (B)                                           6.80% int.                    *               723,376         578,794
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                         15,166 shs.                   **               206,041             152
------------------------------------------------------------------------------------------------------------------------------------
*8/7/98, 2/23/99 and 12/22/99.                                                                            2,415,905       2,127,482
------------------------------------------------------------------------------------------------------------------------------------
**8/7/98 and 2/29/00.
------------------------------------------------------------------------------------------------------------------------------------

PACIFIC COAST FEATHER COMPANY
A manufacturer and marketer of natural fill and synthetic fill bed pillows and comforters.

15.5% Senior Subordinated Note due 2004 $ 1,750,000 6/27/ 97 1,750,000 1,786,575
------------------------------------------------------------------------------------------------------------------------------------

MassMutual Participation Investors

Consolidated Schedule of Investments

DECEMBER 31, 2001

                                                             Shares, Units
                                                          Warrants, Ownership       Acquisition                          Fair Value
Corporate Restricted Securities:(A) continued             or Principal Amount          Date                Cost          At 12/31/01
------------------------------------------------------------------------------------------------------------------------------------
PAR ACQUISITION CORP.
A manufacturer of fuel handling systems for nuclear power plants and hazardous waste.

Common Stock                                                 83,333 shs.               2/5/93         $     166,667   $     513,333
Common Stock - Class B (B)                                  133,333 shs.               2/5/93               333,333         821,333
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            500,000       1,334,666
------------------------------------------------------------------------------------------------------------------------------------

PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care and food packaging markets.

12% Senior Subordinated Note due 2008                        $ 1,125,000             12/19/00               994,704       1,112,062
Membership Interests of MM / Lincap PPI Investments,
  Inc., LLC (B)                                             140,625 int.             12/21/00               140,625         112,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,135,329       1,224,562
------------------------------------------------------------------------------------------------------------------------------------

PGT INDUSTRIES, INC.
A manufacturer of residential windows and patio doors and a provider of custom patio rooms and porch enclosures.

12.2% Senior Subordinated Note due 2009                      $ 1,035,000              1/29/01               904,798       1,044,729
Common Stock (B)                                                 61 shs.              1/29/01                61,000          48,800
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                            171 shs.              1/29/01               139,327               2
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,105,125       1,093,531
------------------------------------------------------------------------------------------------------------------------------------

PHARMACEUTICAL BUYERS, INC.
A group purchasing organization which specializes in arranging and negotiating contracts for the purchase of pharmaceutical goods and medical equipment.

10.5% Senior Secured Note due 2005                           $   155,494             11/30/95               155,491         158,445
10.5% Senior Secured Convertible Note due 2005,
  convertible into common stock at $50,000 per share         $    97,500             11/30/95                97,500         106,733
Common Stock                                                      3 shs.             11/30/95               169,000         144,455
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            421,991         409,633
------------------------------------------------------------------------------------------------------------------------------------

PLASSEIN PACKAGING, INC.
A manufacturer of flexible packaging products.

13% Senior Subordinated Note due 2007                        $   391,538              8/15/00               343,327         274,076
12% Junior Subordinated Note due 2008                        $   338,673              8/15/00               238,223         169,337
15% Junior Subordinated Note due 2008                        $    37,295             11/14/01                37,295          18,647
Convertible Preferred Stock, convertible into
  common stock at $1 per share (B)                          152,606 shs.              8/15/00               152,606          45,782
Common Stock (B)                                            236,627 shs.              8/15/00               153,293          45,977
Warrants, exercisable until 2007 and 2008, to purchase
  common stock at $.01 per share (B)                        255,496 shs.              8/15/00                50,739           2,555
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            975,483         556,374
------------------------------------------------------------------------------------------------------------------------------------

22

MassMutual Participation Investors

Consolidated Schedule of Investments

DECEMBER 31, 2001

                                                             Shares, Units
                                                          Warrants, Ownership       Acquisition                          Fair Value
Corporate Restricted Securities:(A) continued             or Principal Amount          Date                Cost          At 12/31/01
------------------------------------------------------------------------------------------------------------------------------------
POLYMER TECHNOLOGIES, INC./POLI-TWINE WESTERN, INC.
A leading manufacturer of polypropylene twine for the hay bailing marketplace.

11% Senior Subordinated Note due 2010 (B)                    $   956,250               3/1/00         $     901,434   $     478,125
10% Junior Subordinated Note due 2010 (B)                    $   126,562               3/1/00               126,562          31,641
Common Stock (B)                                             84,375 shs.               3/1/00                42,188               -
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                         84,000 shs.               3/1/00                54,816               -
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,125,000         509,766
------------------------------------------------------------------------------------------------------------------------------------

PRECISION DYNAMICS, INC.
A manufacturer of custom-designed solenoid valves and controls.

Senior Secured Floating Rate Revolving Credit
  Facility due 2003                                          $   391,200              7/22/96               391,200         381,499
Senior Secured Floating Rate Term Note due 2003              $   937,250              7/22/96               937,250         917,943
12% Senior Secured Term Note due 2004                        $   244,500              7/22/96               223,756         239,023
8% Preferred Stock                                              176 shs.              7/22/96               115,971          97,660
Common Stock (B)                                                299 shs.              7/22/96                14,489           7,244
Warrant, exercisable until 2004, to purchase
  common stock at $.01 per share (B)                            162 shs.              7/22/96                49,000               2
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,731,666       1,643,371
------------------------------------------------------------------------------------------------------------------------------------

PREMIUM FOODS GROUP
A manufacturer and distributor of branded meat products.

12% Senior Subordinated Note due 2008                        $   948,000              8/29/00               789,935         955,774
Limited Partnership Interest of MHD Holdings LLC (B)          0.95% int.              8/29/00               427,000         384,300
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                           3,683 shs.             8/29/00               169,867              37
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,386,802       1,340,111
------------------------------------------------------------------------------------------------------------------------------------

PROCESS CHEMICALS LLC
A speciality chemical company that manufactures processed chemicals for the fertilizer, asphalt and concrete industries.

6% Redeemable Preferred Membership Interests                  1,262 int.                    *             1,390,495       1,263,543
Common Membership Interests                                   4,932 int.                    *                30,059          19,403
------------------------------------------------------------------------------------------------------------------------------------
*7/31/97 and 1/4/99.                                                                                      1,420,554       1,282,946
------------------------------------------------------------------------------------------------------------------------------------

PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products, related breeding and healthcare products and specialty genetics sold to the dairy and beef industries.

9.8% Redeemable Exchangeable Preferred Stock                    332 shs.              8/12/94                33,217          16,608
Common Stock (B)                                                682 shs.              8/12/94                42,365               -
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             75,582          16,608
------------------------------------------------------------------------------------------------------------------------------------

MassMutual Participation Investors

Consolidated Schedule of Investments

DECEMBER 31, 2001

                                                             Shares, Units
                                                          Warrants, Ownership       Acquisition                          Fair Value
Corporate Restricted Securities:(A) continued             or Principal Amount          Date                Cost          At 12/31/01
------------------------------------------------------------------------------------------------------------------------------------
P W EAGLE, INC. - O.T.C.
An extruder of small and medium diameter plastic pipe and tubing in the United States.

14% Senior Subordinated Note due 2007                        $ 1,769,202              9/16/99         $   1,769,202   $   1,662,873
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                        101,505 shs.              9/16/99                     1         376,381
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,769,203       2,039,254
------------------------------------------------------------------------------------------------------------------------------------

RENT-WAY, INC. - O.T.C.
An operator of rent-to-own stores across the United States.

Warrant, exercisable until 2002, to purchase
  common stock at $9.94 per share (B)                        10,000 shs.              7/18/95                     -             100
------------------------------------------------------------------------------------------------------------------------------------

RK POLYMERS LLC
A producer of styrenic block copolymers and highly engineered synthetic elastomers.

13% Senior Subordinated Note due 2011                        $ 1,125,000              2/28/01             1,016,222       1,113,188
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                            122 shs.              2/28/01               108,778               1
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,125,000       1,113,189
------------------------------------------------------------------------------------------------------------------------------------

SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the wood working industry.

Senior Secured Floating Rate Tranche A Note due 2007         $ 1,507,541               6/2/99             1,507,541       1,507,541
12% Senior Secured Tranche B Note due 2007                   $   646,089               6/2/99               646,089         652,938
Class B Common Stock (B)                                        846 shs.               6/2/99               146,456         125,343
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          2,300,086       2,285,822
------------------------------------------------------------------------------------------------------------------------------------

SNYDER INDUSTRIES, INC.
A manufacturer of proprietary rotationally molded polythylene containers.

12.25% Senior Subordinated Note due 2007                     $ 2,250,000              12/6/99             2,016,881       2,250,900
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                            369 shs.              12/6/99               306,818               4
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          2,323,699       2,250,904
------------------------------------------------------------------------------------------------------------------------------------

SPECTAGUARD ACQUISITION LLC
The tenth largest provider of security officers in the United States.

14% Senior Subordinated Note due 2008                        $ 1,072,648               3/1/00             1,053,758       1,078,440
Preferred LLC Interests (B)                                      69 int.               3/1/00                69,270          61,068
Common LLC Interests (B)                                     33,393 int.               3/1/00                 4,948           3,957
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                        134,925 shs.               3/1/00                18,890           1,349
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,146,866       1,144,814
------------------------------------------------------------------------------------------------------------------------------------

24

MassMutual Participation Investors

Consolidated Schedule of Investments

DECEMBER 31, 2001

                                                             Shares, Units
                                                          Warrants, Ownership       Acquisition                          Fair Value
Corporate Restricted Securities:(A) continued             or Principal Amount          Date                Cost          At 12/31/01
------------------------------------------------------------------------------------------------------------------------------------
STAR INTERNATIONAL, INC.
A manufacturer of commercial cooking appliances.

11% Senior Secured Note due 2004                             $ 832,300                1/25/00         $     799,671   $     820,732
9.65% Senior Secured Note due 2004                           $ 175,970                5/27/94               175,970         171,642
10.5% Subordinated Note due 2004                             $ 179,104                5/27/94               179,104         169,271
Common Stock (B)                                              1,077 shs.              5/27/94                64,904          34,453
Warrant, exercisable until 2004, to purchase
  common stock at $.01 per share (B)                          1,271 shs.                    *                57,243          40,647
------------------------------------------------------------------------------------------------------------------------------------
*5/27/94 and 1/ 25/00.                                                                                    1,276,892       1,236,745
------------------------------------------------------------------------------------------------------------------------------------

STRATEGIC EQUIPMENT & SUPPLY PARTNERS, INC.
A provider of kitchen and restaurant design, equipment fabrication and installation services.

12% Senior Subordinated Note due 2008                        $ 2,250,000              1/14/00             1,922,826       1,800,000
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                         19,836 shs.              1/14/00               382,500             198
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          2,305,326       1,800,198
------------------------------------------------------------------------------------------------------------------------------------

THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.

12.5% Senior Subordinated Note due 2007                      $ 1,356,000               2/5/98             1,222,109       1,362,644
Common Stock (B)                                                315 shs.               2/4/98               315,000         283,500
Warrant, exercisable until 2006, to purchase
  common stock at $.01 per share (B)                            222 shs.               2/5/98               184,416               2
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,721,525       1,646,146
------------------------------------------------------------------------------------------------------------------------------------

THERMA-TRU CORPORATION
A manufacturer of residential exterior entry door systems.

12.25% Senior Subordinated Note due 2009                     $   654,000               5/9/00               517,083         667,015
Limited Partnership Interest of KT Holding Company, L.P. (B)  0.27% int.               5/5/00               409,365         368,190
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                            391 shs.               5/9/00               152,055               4
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,078,503       1,035,209
------------------------------------------------------------------------------------------------------------------------------------

TIDEWATER HOLDINGS, INC.
An operator of a barge transportation line on the Columbia / Snake River system.

Convertible Preferred Stock, convertible into
common stock at $1,000 per share (B)                            560 shs.              7/25/96               560,000         392,000
Warrant, exercisable until 2008, to
  purchase common stock at $.01 per share (B)                   237 shs.              7/25/96                24,103         165,816
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            584,103         557,816
------------------------------------------------------------------------------------------------------------------------------------

TRANSMONTAIGNE OIL COMPANY - A.S.E.
An independent petroleum products marketing company.

Common Stock (B)                                            277,771 shs.                    *               909,179       1,362,467
------------------------------------------------------------------------------------------------------------------------------------
*3/28/91, 12/18/91, 9/30/ 92, 9/30/ 93, 9/30/94, 3/31/95 and 5/9/95.
------------------------------------------------------------------------------------------------------------------------------------

MassMutual Participation Investors

Consolidated Schedule of Investments

DECEMBER 31, 2001

                                                             Shares, Units
                                                          Warrants, Ownership       Acquisition                          Fair Value
Corporate Restricted Securities:(A) continued             or Principal Amount          Date                Cost          At 12/31/01
------------------------------------------------------------------------------------------------------------------------------------
TRANSTECHNOLOGY ENGINEERED COMPONENTS
A manufacturer of precision engineered metal and plastic fasteners and assembly components.

12.75% Senior Subordinated Note due 2008                     $   992,647              12/6/01         $     992,647   $     975,375
Membership Interests (B)                                    132,353 int.              12/6/01               132,353         119,118
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,125,000       1,094,493
------------------------------------------------------------------------------------------------------------------------------------

TREND TECHNOLOGIES, INC.
A manufacturer and assembler of plastic injection molded parts and stamped metal parts.

Limited Partnership Interest of Riverside V Holding
  Company, L.P.                                               2.11% int.                    *                   323          49,537
Limited Partnership Interest of Riverside V-A Holding
  Company, L.P.                                               6.14% int.                    *                   705         121,762
------------------------------------------------------------------------------------------------------------------------------------
*3/21/97, 10/16/97, 11/19/97 and 3/12/ 99.                                                                    1,028         171,299
------------------------------------------------------------------------------------------------------------------------------------

TRIDEX CORP. - O.T.C.
A designer and manufacturer of point-of-sale monitors and keyboards used by retailers and restaurants.

12% Senior Subordinated Note due 2005 (B)                    $ 1,500,000              4/17/98             1,500,000          30,000
Common Stock (B)                                             35,714 shs.              4/17/98               249,998               -
Warrant, exercisable until 2005, to purchase
  common stock at $2.03 per share (B)                       109,091 shs.              5/26/98                     1               -
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,749,999          30,000
------------------------------------------------------------------------------------------------------------------------------------

TRONAIR, INC.
A designer, engineer and manufacturer of ground support equipment for the business, commuter and commercial aviation markets.

10.5% Senior Secured Term Note due 2008                      $ 1,353,750              1/20/00             1,353,750       1,317,740
12% Senior Subordinated Note due 2010                        $   758,100              1/20/00               708,362         722,621
Common Stock (B)                                            129,960 shs.              1/20/00               129,960         103,968
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                        148,912 shs.              1/20/00                56,316           1,489
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          2,248,388       2,145,818
------------------------------------------------------------------------------------------------------------------------------------

TRUSEAL TECHNOLOGIES, INC.
A manufacturer of sealant systems for the North American window and door market.

12.25% Senior Subordinated Note due 2006                     $ 1,338,000              6/23/97             1,224,919       1,348,972
Limited Partnership Interest (B)                              5.02% int.              6/17/97               412,300         371,070
Warrant, exercisable until 2006, to purchase
  limited partnership interest at $.01 per unit (B)             630 uts.              6/23/97               188,536             147
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,825,755       1,720,189
------------------------------------------------------------------------------------------------------------------------------------

TVI, INC.
A retailer of used clothing in the United States, Canada and Australia.

15.971% Senior Subordinated Note due 2008                    $ 1,033,580               5/2/00               991,924       1,037,301
Common Stock (B)                                            187,500 shs.               5/2/00               187,500         168,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,179,424       1,206,051
------------------------------------------------------------------------------------------------------------------------------------

26

MassMutual Participation Investors

Consolidated Schedule of Investments

DECEMBER 31, 2001

                                                             Shares, Units
                                                          Warrants, Ownership       Acquisition                          Fair Value
Corporate Restricted Securities:(A) continued             or Principal Amount          Date                 Cost         At 12/31/01
------------------------------------------------------------------------------------------------------------------------------------
U.S. NETTING, INC.
A manufacturer of plastic netting for a wide variety of industries.

Common Stock (B)                                              2,457 shs.               5/3/95         $     195,720   $       2,457
Warrant, exercisable until 2005, to purchase
  common stock at $.01 per share (B)                          1,398 shs.               5/3/95                17,971              14
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            213,691           2,471
------------------------------------------------------------------------------------------------------------------------------------

US AIRWAYS GROUP - N.Y.S.E.
A domestic and international airline.

10.8% Series A Secured Loan Certificates due 2003            $   194,942              6/29/94               186,001         176,013
------------------------------------------------------------------------------------------------------------------------------------

USFLOW CORPORATION
A distributor of industrial pipes, valves and fittings.

12.5% Senior Subordinated Note due 2007                      $ 1,834,000             12/14/99             1,627,583       1,692,965
Class B Common Stock (B)                                        352 shs.             12/14/99               351,600         281,280
Warrant, exercisable until 2007, to purchase
common stock at $.01 per share (B)                              299 shs.             12/14/99               244,533               3
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          2,223,716       1,974,248
------------------------------------------------------------------------------------------------------------------------------------

VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in other entities.

Series A Preferred Units (B)                                  0.03% int.              12/2/96                     1               2
------------------------------------------------------------------------------------------------------------------------------------

VITEX PACKAGING, INC.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.

12% Senior Subordinated Note due 2008                        $ 1,082,787             12/18/00             1,000,908       1,090,367
Limited Partnership Interest of Riverside VI Holding
  Company, L.P.                                               2.73% int.                    *               198,559         158,840
Limited Partnership Interest of Riverside Capital
  Appreciation Fund II, L.P. (B)                              0.84% int.             12/18/00               42,213           33,779
Warrant, exercisable until 2008, to purchase
common stock at $.01 per share (B)                              160 shs.                   **               123,166               2
------------------------------------------------------------------------------------------------------------------------------------
*12/30/97 and 9/9/99.                                                                                     1,364,846       1,282,988
------------------------------------------------------------------------------------------------------------------------------------
**1/2/98 and 12/18/00.
------------------------------------------------------------------------------------------------------------------------------------

WASHINGTON INVENTORY SERVICES, INC.
A provider of physical inventory taking and other related services to retailers.

12.5% Senior Subordinated Note due 2008                      $   871,878              11/3/00               847,723         901,782
Senior Preferred Stock (B)                                    2,484 shs.              11/1/00               248,379         248,379
Class B Common Stock (B)                                      4,743 shs.              11/1/00                 4,743           4,269
Warrant, exercisable until 2008, to purchase
common stock at $.01 per share (B)                            2,107 shs.              11/3/00                26,367              21
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,127,212       1,154,451
------------------------------------------------------------------------------------------------------------------------------------

WICOR AMERICAS, INC.
A manufacturer of cellulose based insulation products, systems and services for electrical transformer equipment manufacturers.

20% Senior Subordinated Secured Note due 2009                $ 1,125,000              11/9/01             1,125,000       1,115,212
------------------------------------------------------------------------------------------------------------------------------------
Total Private Placement Investments                                                                     102,784,877      87,327,737
------------------------------------------------------------------------------------------------------------------------------------

MassMutual Participation Investors

Consolidated Schedule of Investments

DECEMBER 31, 2001

                                                               Interest         Due          Shares or                   Fair Value
Corporate Restricted Securities: (A) continued                   Rate           Date     Principal Amount     Cost       at 12/31/01
------------------------------------------------------------------------------------------------------------------------------------
Rule 144A Securities - 5.58%: (A)

BONDS - 2.88%
Climachem, Inc.                                                 10.750%       12/01/07     $   100,000    $    96,000    $    45,000
Cuddy International Corp. (B)                                   10.750        12/01/07         444,354        437,716        186,629
Enserch Exploration, Inc.                                        7.540        01/02/09         768,693        768,693        799,671
T C W Leveraged Income Trust, L.P.                               8.410        03/31/04       1,500,000      1,500,000      1,447,500
                                                                                           -----------    -----------    -----------
TOTAL BONDS                                                                                $ 2,813,047      2,802,409      2,478,800
                                                                                           ===========    ===========    ===========
CONVERTIBLE BONDS - 2.08%
Commscope, Inc.                                                  4.000%       12/15/06     $    70,000         70,000         57,400
F E I Co.                                                        5.500        08/15/08         200,000        200,000        196,750
Home Depot Exchangeable Trust                                    1.000        02/14/06         685,000        605,797        632,769
Hyperion Solutions Corp.                                         4.500        03/15/05         100,000        100,000         87,250
Invitrogen Corp.                                                 2.250        12/15/06         225,000        225,000        217,969
Photronics, Inc.                                                 4.750        12/15/06         225,000        225,000        246,656
Sanmina-SCI Corp.                                                0.000        09/12/20         570,000        237,262        212,325
Triquint Semiconductor, Inc.                                     4.000        03/01/07         120,000         89,836         87,600
Viropharma, Inc.                                                 6.000        03/01/07         110,000         75,350         55,000
                                                                                           -----------    -----------    -----------
Total Convertible Bonds                                                                    $ 2,305,000      1,828,245      1,793,719
                                                                                           ===========    ===========    ===========
CONVERTIBLE PREFERRED STOCK - 0.58%

D T Industries, Inc. (B)                                                                        20,000      1,000,000        500,000
                                                                                                          -----------    -----------
Total Convertible Preferred Stock                                                                           1,000,000        500,000
                                                                                                          -----------    -----------
WARRANTS - 0.04%
Winsloew Escrow Corp. (B)                                                                          700              7         35,000
                                                                                                          -----------    -----------
Total Warrants                                                                                                      7         35,000
                                                                                                          -----------    -----------
Total Rule 144A Securities                                                                                  5,630,661      4,807,519
                                                                                                          -----------    -----------
Total Corporate Restricted Securities                                                                    $108,415,538    $92,135,256
                                                                                                          -----------    -----------

28

MassMutual Participation Investors

Consolidated Schedule of Investments

DECEMBER 31, 2001

                                                               Interest         Due          Shares or                   Fair Value
Corporate Public Securities - 12.17%: (A)                        Rate           Date     Principal Amount     Cost       at 12/31/01
------------------------------------------------------------------------------------------------------------------------------------
BONDS - 4.72%
360 Networks, Inc. (B)                                          12.000%       08/01/09     $   800,000    $   590,000    $     4,000
Airplanes Pass Thru Trust                                        8.150        03/15/19       1,399,350      1,398,113        898,901
Derby Cycle Corp. (B)                                           10.000        05/15/08         306,971        306,971         61,394
G F S I, Inc.                                                    9.625        03/01/07         125,000        104,978         82,500
Hexcel Corp.                                                     9.750        01/15/09         450,000        450,000        252,000
L L S Corp. (B)                                                 11.625        08/01/09         425,000        378,250         42,500
Neff Corp.                                                      10.250        06/01/08         120,000        118,812         70,800
Northwest Airlines Corp.                                         8.970        01/02/15         878,284        878,284        751,196
Numatics, Inc.                                                   9.625        04/01/08         560,000        546,627        196,000
Sports Club Co.                                                 11.375        03/15/06         400,000        388,000        359,500
United Refining Co.                                             10.750        06/15/07         980,000        980,000        779,100
W E C, Inc. (B)                                                 12.000        07/15/09         750,000        750,000         75,000
Winsloew Escrow Corp.                                           12.750        08/15/07         700,000        684,033        490,000
                                                                                           -----------    -----------    -----------
TOTAL BONDS                                                                                $ 7,894,605      7,574,068      4,062,891
                                                                                           ===========    ===========    ===========

COMMON STOCK - 3.23%
American Country Holdings, Inc. (B)                                                             13,500        188,723         23,760
American Pharmaceutical PT (B)                                                                     300          4,800          6,240
Aramark Corp. (B)                                                                                7,700        177,100        207,130
Budget Group, Inc. (B)                                                                          47,164        986,991         41,976
Computer Horizons Corp. (B)                                                                      6,268         31,051         20,120
Convera Corp. (B)                                                                               21,050        771,153         70,518
Dreamlife, Inc. (B)                                                                             39,375        438,156        116,156
Florist Transworld Delivery, Inc. (B)                                                            9,374         13,754        140,610
H C I Direct, Inc. (B)                                                                             500              -             50
Key3media Group, Inc. (B)                                                                      105,000        530,250        559,650
Magma Design Automation (B)                                                                        875         11,375         26,495
Nassda Corp. (B)                                                                                   300          3,300          6,747
Netscreen Technologies, Inc. (B)                                                                 1,600         25,600         35,408
Proton Energy Systems, Inc. (B)                                                                 14,000        177,078        115,500
Prudential Financial, Inc. (B)                                                                   3,800        104,500        126,122
Rent-Way, Inc. (B)                                                                              30,181        300,000        180,784
Suprema Specialties, Inc. (B)                                                                   17,500        223,125        157,500
Swiss Army Brands, Inc. (B)                                                                     21,000        212,150        136,500
Titan Corp. (B)                                                                                 29,026         86,614        724,198
United Defense Industries (B)                                                                    4,000         76,000         84,200
Vina Technologies, Inc. (B)                                                                        143            422            172
                                                                                                          -----------    -----------
TOTAL COMMON STOCK                                                                                          4,362,142      2,779,836
                                                                                                          ===========    ===========

MassMutual Participation Investors

Consolidated Schedule of Investments

DECEMBER 31, 2001

                                                              Interest         Due          Shares or                   Fair Value
Corporate Public Securities - 12.17%: (A)                       Rate           Date     Principal Amount     Cost       at 12/31/01
-----------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS - 3.88%
B E A Systems, Inc.                                             4.000%       12/15/06     $   400,000    $   291,500    $   339,500
Charter Communications, Inc.                                    4.750        06/01/06         345,000        345,000        314,812
Commscope, Inc.                                                 4.000        12/15/06          20,000         17,275         16,400
Corning, Inc.                                                   0.000        11/08/15         425,000        315,317        219,937
Cox Communications, Inc.                                        0.426        04/19/20       1,740,000        720,881        748,200
Cypress Semiconductor Corp.                                     4.000        02/01/05         115,000        115,000         98,469
Hyperion Solutions, Inc.                                        4.500        03/15/05          30,000         21,300         26,175
I T C \ Deltacom, Inc.                                          4.500        05/15/06         470,000        227,950        112,800
Mediacom Communications Corp.                                   5.250        07/01/06         775,000        775,000        911,594
S C I Systems, Inc.                                             3.000        03/15/07         400,000        363,519        330,000
Sanmina-SCI Corp.                                               0.000        09/12/20         595,000        212,687        221,638
                                                                                          -----------    -----------    -----------
Total Convertible Bonds                                                                   $ 5,315,000      3,405,429      3,339,525
                                                                                          ===========    ===========    ===========

CONVERTIBLE PREFERRED STOCK - 0.34%
Prudential Financial, Inc. (B)                                                                  5,000    $   250,000    $   291,000
                                                                                          -----------    -----------    -----------
Total Convertible Preferred Stock                                                                            250,000        291,000
                                                                                                         -----------    -----------
Total Corporate Public Securities                                                                        $15,591,639    $10,473,252
                                                                                                         ===========    ===========

                                                              Interest         Due          Shares or                  Fair Value
Short-Term Securities:                                          Rate           Date     Principal Amount     Cost      at 12/31/01
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 5.75%
Kinder Morgan Energy, L.P.                                      2.900%       01/09/02     $ 1,005,000    $ 1,004,352    $ 1,004,352
Praxair, Inc.                                                   2.510        01/22/02       1,739,000      1,736,464      1,736,464
Qwest Capital Funding, Inc.                                     2.350        01/02/02       1,100,000      1,099,928      1,099,928
Tyco International Group                                        2.250        01/04/02       1,115,000     1,114,791       1,114,791
                                                                                          -----------    -----------    -----------
Total Short-Term Securities                                                               $ 4,959,000    $ 4,955,535    $ 4,955,535
                                                                                          ===========    -----------    -----------
Total Investments                                              124.94%                                  $128,962,712    107,564,043
                                                                                                         ===========    -----------
  Other Assets                                                   4.63                                                     3,986,500
  Liabilities                                                  (29.57)                                                  (25,458,290)
                                                          -----------                                                   -----------
Total Net Assets                                               100.00%                                                  $86,092,253
                                                          ===========                                                   ===========

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.

See Notes to Financial Statements.

MassMutual Participation Investors

Consolidated Schedule of Investments

DECEMBER 31, 2001
                                                                     Fair Value
Corporate Restricted Securities:                                    At 12/31/01
--------------------------------------------------------------------------------
AUTOMOBILE - 4.14%
America's Body Co., Inc./LCP Holding Co.                            $ 1,664,228
LIH Investors, L.P.                                                   1,897,769
--------------------------------------------------------------------------------
                                                                      3,561,997
--------------------------------------------------------------------------------

BEVERAGE, FOOD & TOBACCO - 3.56%
Beta Brands, Inc.                                                     1,313,134
Cains Foods, L.P.                                                       411,734
Premium Foods Group                                                   1,340,111
--------------------------------------------------------------------------------
                                                                      3,064,979
--------------------------------------------------------------------------------

BUILDINGS & REAL ESTATE - 7.88%
Adorn, Inc.                                                           1,133,738
PGT Industries, Inc.                                                  1,093,531
Strategic Equipment & Supply Partners, Inc.                           1,800,198
Therma-Tru Corporation                                                1,035,209
Truseal Technologies, Inc.                                            1,720,189
--------------------------------------------------------------------------------
                                                                      6,782,865
--------------------------------------------------------------------------------

CARGO TRANSPORT - 1.92%
Kenan-Advantage Transport Company                                     1,093,437
Tidewater Holdings, Inc.                                                557,816
--------------------------------------------------------------------------------
1,651,253
--------------------------------------------------------------------------------

CHEMICAL, PLASTICS & RUBBER - 3.22%
Contico International, Inc.                                             203,700
Process Chemicals LLC                                                 1,282,946
RK Polymers LLC                                                       1,113,189
Trend Technologies, Inc.                                                171,299
U.S. Netting, Inc.                                                        2,471
--------------------------------------------------------------------------------
                                                                      2,773,605
--------------------------------------------------------------------------------

CONSUMER PRODUCTS - 12.34%
Alpha Shirt Company                                                   2,097,581
Colibri Holdings Corporation                                          1,078,408
Consumer Product Enterprises, Inc.                                      439,037
Corvest Group, Inc.                                                   2,143,214
Dexter Magnetics Technologies, Inc.                                   1,090,108
G C-Sun Holdings, L.P.                                                  906,760
Keepsake Quilting, Inc.                                               1,219,122
The Tranzonic Companies                                               1,646,146
--------------------------------------------------------------------------------
                                                                     10,620,376
--------------------------------------------------------------------------------

CONTAINERS, PACKAGING & GLASS - 6.56%
C & K Manufacturing and Sales Company                                   328,885
Capitol Specialty Plastics, Inc.                                            201
Fleming Acquisition Corporation                                               -
Paradigm Packaging, Inc.                                              1,224,562
Plassein Packaging, Inc.                                                556,374
Snyder Industries, Inc.                                               2,250,904
Vitex Packaging, Inc.                                                 1,282,988
--------------------------------------------------------------------------------
                                                                      5,643,914
--------------------------------------------------------------------------------

DIVERSIFIED/CONGLOMERATE - MANUFACTURING - 19.50%
D T Industries, Inc.                                                    500,000
Evans Consoles, Inc.                                                  1,591,577
Highgate Capital LLC                                                    175,000
Hussey Seating Company                                                1,009,537
Jackson Products, Inc.                                                  153,588
Jason, Inc.                                                           1,027,766
Maxtec International Corp.                                              332,534
NPC, Inc.                                                             2,345,555
Pacific Coast Feather Company                                         1,786,575
PAR Acquisition Corp.                                                 1,334,666
PW Eagle, Inc.                                                        2,039,254
Safety Speed Cut Manufacturing Company, Inc.                          2,285,822
Transtechnology Engineered Components                                 1,094,493
Wicor Americas, Inc.                                                  1,115,212
--------------------------------------------------------------------------------
                                                                     16,791,579
--------------------------------------------------------------------------------

DIVERSIFIED/CONGLOMERATE - SERVICE - 10.09%
Diversco, Inc./DHI Holdings, Inc.                                       655,600
Examination Management Services, Inc.                                 1,921,477
Hamilton Funeral Services Centers, Inc.                               1,043,169
Lancaster Laboratories, Inc.                                          1,095,527
Magnetic Data Technologies, Inc./ MDT Holdings LLC                    1,263,285
Pharmaceutical Buyers, Inc.                                             409,633
SpectaGuard Acquisition LLC                                           1,144,814
Washington Inventory Services, Inc.                                   1,154,451
--------------------------------------------------------------------------------
                                                                      8,687,956
--------------------------------------------------------------------------------

ELECTRONICS - 7.99%
Coining Corporation of America                                        1,338,098
Commscope, Inc.                                                          57,400
Directed Electronics, Inc.                                            2,247,759
Evolve Software, Inc.                                                        15
Fairmarket, Inc.                                                             54
Hyperion Solutions Corp.                                                 87,250
IBEAM Broadcasting Corporation                                                3
Integration Technology Systems, Inc.                                  1,175,677
Precision Dynamics, Inc.                                              1,643,371
Sanmina-SCI Corp.                                                       212,325
Tridex Corp.                                                             30,000
Triquint Semiconductor, Inc.                                             87,600
--------------------------------------------------------------------------------
                                                                      6,879,552
--------------------------------------------------------------------------------

MassMutual Participation Investors

Consolidated Schedule of Investments

DECEMBER 31, 2001
                                                                     Fair Value
Corporate Restricted Securities:                                    At 12/31/01
--------------------------------------------------------------------------------
FARMING & AGRICULTURE - 0.83%
Cuddy International Corp.                                           $   186,629
Polymer Technologies, Inc. / Poli-Twine Western, Inc.                   509,766
Protein Genetics, Inc.                                                   16,608
--------------------------------------------------------------------------------
                                                                        713,003
--------------------------------------------------------------------------------

HEALTHCARE, EDUCATION & CHILDCARE - 5.30%
DHD Healthcare, Inc.                                                  1,182,615
Enzymatic Therapy, Inc.                                               1,083,209
Nexell Therapeutics, Inc.                                             2,245,671
Viropharma, Inc.                                                         55,000
--------------------------------------------------------------------------------
                                                                      4,566,495
--------------------------------------------------------------------------------

HOME & OFFICE FURNISHINGS, HOUSEWARES,
AND DURABLE CONSUMER PRODUCTS - 4.80%
Fasteners for Retail, Inc.                                            2,263,683
Moss, Inc.                                                              631,763
Star International, Inc.                                              1,236,745
--------------------------------------------------------------------------------
                                                                      4,132,191
--------------------------------------------------------------------------------

LEISURE, AMUSEMENT, ENTERTAINMENT - 5.37%
Adventure Entertainment Corporation                                      10,353
Grand Expeditions, Inc.                                                 675,053
Merit Industries, Inc.                                                1,808,276
Olympic Boat Centers, Inc.                                            2,127,482
--------------------------------------------------------------------------------
                                                                      4,621,164
--------------------------------------------------------------------------------

MINING, STEEL, IRON & NON PRECIOUS METALS - 1.27%
Better Minerals & Aggregates                                          1,091,394
--------------------------------------------------------------------------------

MISCELLANEOUS - 5.61%
CapeSuccess LLC                                                          45,081
Climachem, Inc.                                                          45,000
East River Ventures I, L.P.                                               7,239
Enserch Exploration, Inc.                                               799,671
Immedient Corp.                                                          14,543
Invitrogen Corp.                                                        217,969
Photronics, Inc.                                                        246,656
TCW Leveraged Income Trust, L.P.                                      1,447,500
USFlow Corp.                                                          1,974,248
Victory Ventures LLC                                                          2
Winsloew Escrow Corp.                                                    35,000
--------------------------------------------------------------------------------
                                                                      4,832,909
--------------------------------------------------------------------------------

OIL AND GAS - 1.58%
Chaparral Resources, Inc.                                           $        56
TransMontaigne Oil Company                                            1,362,467
--------------------------------------------------------------------------------
                                                                      1,362,523
--------------------------------------------------------------------------------

PERSONAL TRANSPORTATION - 2.70%
Tronair, Inc.                                                         2,145,818
U.S. Airways Group                                                      176,013
--------------------------------------------------------------------------------
                                                                      2,321,831
--------------------------------------------------------------------------------

RETAIL STORES - 2.13%
Home Depot Exchangeable Trust                                           632,769
Rent-Way, Inc.                                                              100
TVI, Inc.                                                             1,206,051
--------------------------------------------------------------------------------
                                                                      1,838,920
--------------------------------------------------------------------------------

TECHNOLOGY - 0.23%
F E I Co.                                                               196,750
--------------------------------------------------------------------------------

TEXTILES - 0.00%
Kappler Safety Group, Inc.                                                    -
--------------------------------------------------------------------------------

Total Corporate Restricted Securities - 107.02%                     $92,135,256
================================================================================

MassMutual Participation Investors

Notes to Consolidated Financial Statements

DECEMBER 31, 2001 AND 2000

1. HISTORY
MassMutual Participation Investors (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988. The Trust is a closed-end diversified management investment company. David L. Babson & Company Inc., ("Babson"), a majority owned subsidiary of Massachusetts Mutual Life Insurance Company, ("MassMutual"), acts as its investment adviser. The investment objective is to maximize total return by providing a high level of current income, the potential for growth of such income, and capital appreciation, by investing primarily in a portfolio of privately placed fixed-income securities, at least half of which normally will include equity features. On January 27, 1998, the Board of Trustees authorized the formation of a wholly owned subsidiary ("MMPI Subsidiary Trust") for the purpose of holding certain investments. The results of MMPI Subsidiary Trust have been consolidated in the accompanying financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

A. Valuation of Investments:
   Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market. Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in or restrictions on resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a directly negotiated transaction to a limited number of purchasers or in a public offering for which a registration statement is in effect under the Securities Act of 1933.

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Board of Trustees of the Trust (the "Trustees"). Each restricted security is valued by the Trustees as of the time of the acquisition thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are thereafter used for restricted securities in appropri-ate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimat-ed amount of the floating supply of such securities available; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration state-ment for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust (otherwise than as Trustees) or of Babson, the Trust's investment adviser. In making valuations, the Trustees will consider reports by Babson analyzing each portfolio security in accordance with the rele-vant factors referred to above. Babson has agreed to provide such reports to the Trust at least quarterly.

   The financial statements include restricted securities valued at $92,135,256 (107.02% of net assets) as of December 31, 2001 ($96,900,595 at December 31,
   2000) whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of December 31, 2001, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

MassMutual Participation Investors

Notes to Consolidated Financial Statements

DECEMBER 31, 2001 AND 2000

B. Accounting for Investments:
   Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

   The Trust has elected to accrue, for financial reporting purposes, certain premiums and discounts which are required to be accrued for federal income tax purposes.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for finan-cial statement and federal income tax purposes on the identified cost method.

   The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

C. Use of Estimates:
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

D. Federal Income Taxes:
   No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualifica-tion and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute all or a portion of such net gains.

   In 2001, the Trust reclassed ($26,740) from undistributed net investment income to additional paid-in capital to more accurately portray the Trust's financial position. This reclass has no impact on the Trust's net asset value per share.

3. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FEE
Under an investment advisory and administrative services contract with the Trust, Babson has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objective and policies of the Trust. Babson has further agreed that it will request each issuer of securities which MassMutual is prepared to purchase in a private placement, and which would be consistent with the investment policies of the Trust, to offer such securities also to the Trust and that it will use its best efforts to insure that such request is acceded to. MassMutual has agreed that, subject to such orders of the Securities and Exchange Commission as may apply, it will invest concurrently with the Trust in any such investment. Babson will also represent the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the contract, Babson is obligated to provide administration of the day-to-day operations of the Trust and to provide the Trust with office space and office equipment, safe-keeping facilities, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

For its services under the investment advisory and administrative services contract, Babson is paid a quarterly advisory and administrative services fee equal to .225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to .90% on an annual basis, provided that a majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson, approve the valuation of the Trust's net assets as of such day.

4. SENIOR SECURED INDEBTEDNESS
A. Note Payable:
   On July 15, 1995, the Trust sold to MassMutual at par a $12,000,000 Senior Fixed Rate Convertible Note due July 15, 2002 (the "Note") which accrues at 6.93% through December 13, 2001. The Note holder, at it's option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be con-verted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion.

   In an agreement with MassMutual, the Note's maturity has been extended for an additional ten years from December 13, 2001. The Note is due December 13, 2011 and will accrue interest at 5.80% per annum. For each of the years ended December 31, 2001 and 2000, the Trust incurred total interest expense on the Note of $825,197 and $831,600, respectively.

B. Revolving Credit Agreement:
   The Trust entered into a $15,000,000 senior secured, floating rate, revolving credit agreement (the "Revolver") with Fleet National Bank (the "Agent Bank"), pursuant to a credit agreement dated May 29, 1997, with a maturity date of May 31, 2004.

   The Revolver bears interest at a variable per annum rate equal to the three-month Eurodollar rate plus a margin of .40% per annum or the most recent Federal Funds rate plus a margin of .50% per annum. Interest is paid to the Agent Bank as it becomes due. The Trust also incurs expense on the undrawn portion of the total approved credit agreement at a rate of .185% per annum.

   As of December 31, 2001, there were $10,500,000 in outstanding loans against the Revolver and the average blended rate of interest charged on the Revolver was 4.58%. For the year ended December 31, 2001, the Trust incurred total interest expense on the Revolver of $510,310, including $8,302 related to the undrawn portion. For the year ended December 31, 2000, the Trust incurred total interest expense on the Revolver of $733,620, including $8,348 related to the undrawn portion.

MassMutual Participation Investors

Notes to Consolidated Financial Statements

DECEMBER 31, 2001 AND 2000

5. PURCHASES AND SALES OF INVESTMENTS
                                               For the Year       For the Year
                                             Ended 12/31/2001   Ended 12/31/2000
--------------------------------------------------------------------------------
                                                Cost of Investments Acquired
--------------------------------------------------------------------------------
Corporate restricted securities               $ 15,098,213        $ 46,264,559
Corporate public securities                      9,056,314          19,785,860
Short-term securities                          363,496,418         405,373,019

--------------------------------------------------------------------------------
                                              Proceeds from Sales or Maturities
--------------------------------------------------------------------------------
Corporate restricted securities               $ 16,737,908         $ 43,925,448
Corporate public securities                      9,398,317           29,630,494
Short-term securities                          366,679,200          404,305,452

The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of December 31, 2001. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of December 31, 2001 is $21,398,669 and consists of $7,338,865 appreciation and $28,737,534 depreciation.

The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of December 31, 2000. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of December 31, 2000 is $16,245,430 and consists of $9,859,787 appreciation and $26,105,217 depreciation.

6. QUARTERLY RESULTS OF INVESTMENT OPERATIONS (UNAUDITED)

                                Amount     Per Share      Amount     Per Share
--------------------------------------------------------------------------------
                                   March 31, 2001            March 31, 2000
--------------------------------------------------------------------------------
Investment income            $ 2,870,905               $ 2,913,615
Net investment income          2,175,570     $ 0.23      2,222,077     $ 0.24
Net realized and unrealized
(loss) gain on investments    (1,599,595)     (0.17)     6,278,781       0.67

--------------------------------------------------------------------------------
                                    June 30, 2001             June 30, 2000
--------------------------------------------------------------------------------
Investment income              2,972,048                 3,093,161
Net investment income          2,342,506       0.25      2,410,073       0.26
Net realized and unrealized
(loss) gain on investments       (54,985)     (0.01)     3,261,864       0.35

--------------------------------------------------------------------------------
                                  September 30, 2001        September 30, 2000
--------------------------------------------------------------------------------
Investment income              2,763,604                 3,052,915
Net investment income          2,173,263       0.23      2,207,519       0.24
Net realized and unrealized
loss on investments           (4,514,061)     (0.48)    (4,938,226)     (0.53)

--------------------------------------------------------------------------------
                                   December 31, 2001         December 31, 2000
--------------------------------------------------------------------------------
Investment income              2,641,616                 3,141,569
Net investment income          2,116,119       0.22      2,500,535       0.26
Net realized and unrealized
gain (loss) on investments       391,177       0.05     (5,916,767)     (0.63)

MassMutual Participation Investors

Interested Trustees
  Name (Age), Address,                      Principal Occupation                     Term Began/
Position with the Trust      During the Past Five Years/Other Directorships Held      Term Ends
------------------------------------------------------------------------------------------------
STUART H. REESE* (46)        Executive Vice President and Chief Investment            1999/2003
MassMutual Life Ins. Co.     Officer (since 1999) of MassMutual Director and
1295 State Street            CEO (since 2000), and President (2000-2001) of
Springfield, MA 01111        Babson Chief Executive Director (1997-1999),
                             Senior Vice President (1993-1997) of MassMutual
Trustee                      President (1993-1999), Chairman and Trustee
Chairman (since 1999)        (1999), MML Series Investment Fund Director (since
President (1993-1999)        1995), MassMutual Corporate Value Partners
                             President (1994-1999), Chairman and Trustee
                             (1999), MassMutual Institutional Funds Director
                             (since 1993), MML Baystate Life Insurance Company
                             Advisory Board Member (since 1995), Kirtland
                             Capital Partners Director (since 1996), MassMutual
                             High Yield Partners II Director (since 1996), CM
                             Assurance Company Director (since 1996), CM
                             Benefit Insurance Company Director (since 1996),
                             CM Life Insurance Company Director (since 1996),
                             CM International, Inc Director (since 1996),
                             Antares Capital Corporation Director (since 1996),
                             Charter Oak Capital Management, Inc. Director
                             (since 1996), State House I Corporation President
                             (since 1998), MassMutual /Darby CBO LLC Director
                             (since 1999), MLDP Holdings Chairman (since 2000),
                             Cornerstone Real Estate Advisers Inc. Trustee,
                             Chairman (since 1999) and President (1993-1999)
                             MassMutual Corporate Investors (closed-end
                             investment company advised by Babson).

------------------------------------------------------------------------------------------------
RICHARD G. DOOLEY** (72)     Consultant (since 1993) and former Executive Vice        1988/2003
MassMutual Life Ins. Co.     President and Chief Investment Officer of
1295 State Street            MassMutual Director (since 1992), Kimco Realty
Springfield, MA 01111        Corp. (shopping center ownership and management)
                             Director (since 1993), Jeffries Group, Inc.
Trustee                      (financial services holding company) Chairman
Vice-Chairman(since 1995)    (1999 and 1988-1995), Vice Chairman (1995-1999)
Chairman(1999, 1988-1995)    and Trustee, MML Series Investment Fund (open-end
                             investment company advised by the Insurance
                             Company) Chairman (1999, and 1988-1995), Vice
                             Chairman (since 1995) and Trustee (since 1974),
                             MassMutual Corporate Investors (closed-end
                             investment company advised by Babson).




* Mr. Reese is an "interested person" of the Trust (as defined in the Investment Company Act of 1940, amended) because of his position as an Officer of the Trust and a Director and CEO of Babson.

** Mr. Dooley is an "interested person" of the Trust (as defined in the Investment Company Act of 1940, amended) because of his position as an Officer of the Trust and as a consultant to MassMutual.

MassMutual Participation Investors

Interested Trustees
  Name (Age), Address,                      Principal Occupation                     Term Began/
Position with the Trust      During the Past Five Years/Other Directorships Held      Term Ends
------------------------------------------------------------------------------------------------
DONALD E. BENSON (71)        Executive Vice President and Director (since             1988/2004
MassMutual Participation     1992), Marquette Bancshares (bank holding company)
Investors                    Partner (since 1996), Benson Family Limited
1500 Main Street,            Partnership No. 1 and Benson Family Limited
Suite 1100                   Partnership No. 2 (investment partnerships)
Springfield, MA 01115        Partner (since 1987), Benson, Pinckney, Oates
                             Partnership (building partnership) Director (since
Trustee                      1997), Mercantile Bancorp (bank holding company)
                             and Mercantile National Bank Director, Mesaba
                             Holdings, Inc. (commuter airline) Trustee (since
                             1986), MassMutual Corporate Investors (closed-end
                             investment company advised by Babson).

------------------------------------------------------------------------------------------------
MILTON COOPER (72)           Chairman (since 1992), Kimco Realty Corp.                1990/2002
MassMutual Participation     (shopping center ownership and management)
Investors                    Director, Getty Petroleum Corp. (petroleum
1500 Main Street,            marketing) Director, Blue Ridge Real Estate
Suite 1100                   Trustee (since 1990), MassMutual Corporate
Springfield, MA 01115        Investors (closed-end investment company advised
                             by Babson).
Trustee
------------------------------------------------------------------------------------------------
DONALD GLICKMAN (68)         Chairman (since 1992), Donald Glickman and               1992/2004
MassMutual Participation     Company, Inc. (investment banking) Director
Investors                    (1988-2000), CalTex Industries, Inc. (manufacturer
1500 Main Street,            of windows) Monro Muffler Brake, Inc. Director
Suite 1100                   (since 1998), MSC Software, Inc., Partner (since
Springfield, MA 01115        1992), J.F. Lehman & Co. (private investments)
                             Trustee (since 1992), MassMutual Corporate
Trustee                      Investors (closed-end investment company advised
                             by Babson).

------------------------------------------------------------------------------------------------
MARTIN T. HART (66)          President and Director, (1983-2000) H Corporation        1991/2003
MassMutual Participation     Partner (1986-2000), Consolidated Nursery
Investors                    Properties (wholesale nursery and garden center)
1500 Main Street,            Director (1993-2000), Optical Security Group, Inc.
Suite 1100                   (product security) Director (since 1992), Schuler
Springfield, MA 01115        Homes, Inc. (housing) Director (1990-1998), PNB
                             Financial Group (bank holding company) Director
Trustee                      (since 1997), T Netiks (communications) Director
                             (since 1996), PJ America (pizza restaurant)
                             Director (1993-1998), PJNC, Inc. (pizza
                             restaurant) Director (1994-1999), Ardent Software,
                             Inc. (computer company) Director (since 1994),
                             Houston Pizza Venture (pizza restaurant) Trustee
                             (since 1994), Regis University (university)
                             Director (since 1999), Value Click (internet
                             marketing company) Director (since 1998),
                             CoreChange, Inc. (technology portal company)
                             Director (since 1998), Vail Banks (bank) Director
                             (since 1994) PJ Iowa (pizza restaurant) Director
                             (since 1998) PJ Nor-Cal (pizza restaurant)
                             Director (since 1999) Stephany's Chocolate (candy
                             factory) Trustee (since 1991), MassMutual
                             Corporate Investors (closed-end investment company
                             advised by Babson).

------------------------------------------------------------------------------------------------
JACK A. LAUGHERY (67)        Chairman (1997-1998), President and Partner (since       1996/2002
MassMutual Participation     1996), Laughery's Investments Partner (since 1996)
Investors                    Papa John's New England (food service) Consultant
1500 Main Street,            (since 1996), Papa John's Iowa (food service)
Suite 1100                   Director (1997-1998), Maynard Capital Partners
Springfield, MA 01115        (investments) Director (since 1993), Papa John's
                             International (food service companies) Director
Trustee                      (since 1994), Houston Pizza Venture LLC (pizza
                             restaurant); Partner (1988-1998), Atlantic Beach
                             Sheraton Partner (since 1987), Coastal Lodging
                             (hotels) Director (1990-1997), Sprint Mid-Atlantic
                             (telecommunications) Part Owner (since 1998),
                             Rocky Mount Harley Davidson Partner (since 1996),
                             Papa John's Iowa Trustee (since 1996), MassMutual
                             Corporate Investors (closed-end investment company
                             advised by Babson).

------------------------------------------------------------------------------------------------
CORINE T. NORGAARD (64)      Dean (since 1996), Barney School of Business and         1998/2002
MassMutual Participation     Public Administration, University of Hartford
Investors                    Director (since 1997), The Advest Bank Trustee
1500 Main Street,            (since 1993), Aetna Series Fund (investment
Suite 1100                   company) Director (since 1992), Aetna Variable
Springfield, MA 01115        Series Fund Trustee (since 1998), MassMutual
                             Corporate Investors (a closed-end investment
Trustee                      company advised by Babson).

                             Independent Auditors' Report

Members of the               To the Shareholders and the Board of Trustees of
Board of Trustees            MassMutual Participation Investors We have audited
                             the accompanying consolidated statements of assets
Stuart H. Reese              and liabilities of MassMutual Participation
Executive Vice President     Investors (the "Trust"), including the
and Chief Investment         consolidated schedule of investments, as of
Officer,                     December 31, 2001 and 2000, and the related
Massachusetts Mutual Life    consolidated statements of operations, cash flows,
Insurance Company            changes in net assets, and the consolidated
                             financial highlights for the years then ended.
Richard G. Dooley            These financial statements and financial
Retired Executive Vice       highlights are the responsibility of the Trust's
President and Chief          management. Our responsibility is to express an
Investment Officer,          opinion on these financial statements based on our
Massachusetts Mutual Life    audits. The financial highlights for the year
Insurance Company            ended December 31, 1998 and for each of the years
                             in the seven-year period then ended were audited
Donald E. Benson*            by other auditors, whose report, dated February
Executive Vice President     25, 1999 expressed an unqualified opinion on those
and Director, Marquette      financial highlights.
Bancshares, Inc.
                             We conducted our audits in accordance with
Milton Cooper                auditing standards generally accepted in the
Chairman, Kimco              United States of America. Those standards require
Realty Corp.                 that we plan and perform the audit to obtain
                             reasonable assurance about whether the financial
Donald Glickman              statements are free of material misstatement. An
Chairman, Donald Glickman    audit includes examining, on a test basis,
& Company, Inc.              evidence supporting the amounts and disclosures in
                             the financial statements and financial highlights.
Martin T. Hart*              Our procedures included verification of securities
Director,                    owned as of December 31, 2001 by counting of
Schuler Homes, Inc.          securities at the custodian and confirmation of
                             securities owned as of December 31, 2001 by
Jack A. Laughery             correspondence with the custodian and brokers. An
President and Partner,       audit also includes assessing the accounting
Laughery Investments         princi-ples used and significant estimates made by
                             management, as well as evaluating the overall
Corine T. Norgaard*          financial state-ment presentation. We believe that
Dean, Barney School          our audits provide a reasonable basis for our
of Business and              opinion.
Public Administration,
University of Hartford       In our opinion, the consolidated financial
                             statements and consolidated financial highlights
*Member of Audit Committee   referred to above present fairly, in all material
                             respects, the financial position of the Trust as of December 31, 2001 and 2000, and the results of its operations, its cash flows, changes in net assets, and financial highlights for the years then ended in conformity with accounting principles generally accepted in the United States of America.

                             Deloitte & Touche LLP

                             New York, New York
                             February 8, 2002



Members of the Board of Trustees (left to right): Stuart H. Reese, Corine T. Norgaard, Donald E. Benson

MassMutual Participation Investors

Members of the Board of Trustees (left to right): Martin T. Hart, Richard G. Dooley, Jack A. Laughery, Milton Cooper, Donald Glickman

                             Dividend Reinvestment and Cash Purchase Plan

                             MassMutual Participation Investors offers a
                             Dividend Reinvestment and Cash Purchase Plan. The
                             Plan provides a simple and automatic way for
                             shareholders to add to their holdings in the Trust
                             through the receipt of dividend shares issued by
                             the Trust or through the reinvestment of cash
Officers                     dividends in Trust shares purchased in the open
                             market. The dividends of each shareholder will be
Stuart H. Reese              automatically reinvested in the Trust by
Chairman                     Shareholder Financial Services Inc., the Transfer
                             Agent, in accordance with the Plan, unless such
Richard G. Dooley            shareholder elects not to participate by providing
Vice Chairman                written notice to the Transfer Agent. A
                             shareholder may terminate his or her participation
Robert E. Joyal              by notifying the Transfer Agent in writing.
President
                             Participating shareholders may also make
Charles C. McCobb, Jr.       additional contributions to the Plan from their
Vice President and           own funds. Such contributions may be made by
Chief Financial Officer      personal check or other means in an amount not
                             less than $100 nor more than $5,000 per quarter.
Stephen L. Kuhn
Vice President and           Whenever the Trust declares a dividend payable in
Secretary                    cash or shares, the Transfer Agent, acting on
                             behalf of each participating shareholder, will
Michael P. Hermsen           take the dividend in shares only if the net asset
Vice President               value is lower than the market price plus an
                             estimated brokerage commission as of the close of
Mary Wilson Kibbe            business on the valuation day. The valuation day
Vice President               is the last day preceding the day of dividend
                             payment. When the dividend is to be taken in
Michael L. Klofas            shares, the number of shares to be received is
Vice President               determined by dividing the cash dividend by the
                             net asset value as of the close of business on the
Richard C. Morrison          valuation date or, if greater than net asset
Vice President               value, 95% of the closing share price. If the net
                             asset value of the shares is higher than the
Clifford M. Noreen           market value plus an estimated commission, the
Vice President               Transfer Agent, consistent with obtaining the best
                             price and execution, will buy shares on the open
Mark B. Ackerman             market at current prices promptly after the
Treasurer                    dividend payment date.

John T. Davitt, Jr.          The reinvestment of dividends does not, in any
Comptroller                  way, relieve participating shareholders of any
                             federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

                             As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

                             Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Participation Investors' Dividend Reinvestment and Cash Purchase Plan, P.O. Box 173673, Denver, CO 80217-3673

                             MassMutual Participation Investors
                             1500 Main Street, Suite 1100
                             Springfield, Massachusetts 01115
                             (413) 226-1516   www.massmutual.com/mpv

                             Adviser
                             David L. Babson & Company Inc.

                             Auditor
                             Deloitte & Touche LLP
                             New York, New York 10281

                             Custodian
                             Citibank, N.A.

                             Transfer Agent & Registrar
                             Shareholder Financial Services, Inc.
                             P.O. Box 173673
                             Denver, Colorado 80217-3673
                             1-800-647-7374